UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02090

Invesco Bond Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026
Invesco Bond Fund
NYSE:
VBF

2	Fund Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

32	Financial Statements

35	Financial Highlights

36	Notes to Financial Statements

43	Approval of Investment Advisory and Sub-Advisory Contracts

45	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/28/26 to 8/31/26

Fund at NAV	-1.74%
Fund at Market Value	-2.42
Bloomberg Baa U.S. Corporate Bond Index ▼ (Broad Market/Style-Specific Index)	-1.43
Market Price Discount to NAV as of 8/31/26	-7.86

Source(s): q RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Fund is a
closed-end
management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
Bloomberg Baa U.S. Corporate Bond Index
measures the
Baa-rated,
fixed-rate, taxable corporate bond market.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2026, the Board of Trustees of the Fund approved the renewal of the Fund’s share repurchase program that allows the Fund to repurchase up to 25% of the
20-day
average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Bond Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Bond Fund

Schedule of Investments
(a)
August 31, 2026
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–86.77%
Advertising-0.16%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031 (b)	$29,000	$29,926

7.50%, 03/15/2033 (b)	29,000	30,583

Lamar Media Corp., 5.38%, 11/01/2033 (b)	4,000	3,894

Omnicom Group, Inc.,
4.20%, 03/02/2029	13,000	12,778

4.75%, 03/30/2030	15,000	14,846

5.30%, 06/02/2036	207,000	197,534

		289,561

Aerospace & Defense–1.17%
Boeing Co. (The),
6.30%, 05/01/2029	4,000	4,133

6.53%, 05/01/2034	14,000	14,945

5.81%, 05/01/2050	68,000	64,141

5.93%, 05/01/2060	94,000	87,859

General Dynamics Corp., 4.95%, 08/15/2035	14,000	13,692

Hexcel Corp., 5.88%, 02/26/2035	10,000	10,081

Honeywell Aerospace, Inc.,
4.30%, 03/16/2031	14,000	13,614

4.60%, 03/16/2033	69,000	66,737

5.73%, 03/16/2056	704,000	669,399

Howmet Aerospace, Inc.,
3.75%, 03/03/2028	10,000	9,871

3.90%, 04/15/2029	5,000	4,894

4.85%, 10/15/2031	10,000	9,909

4.75%, 04/15/2036	57,000	54,303

Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	6,000	6,053

5.75%, 01/15/2035	24,000	24,233

L3Harris Technologies, Inc.,
5.40%, 07/31/2033	9,000	9,038

5.60%, 07/31/2053	12,000	11,262

Lockheed Martin Corp.,
4.40%, 08/15/2030	12,000	11,825

4.75%, 02/15/2034	20,000	19,493

4.80%, 08/15/2034	5,000	4,885

4.30%, 06/15/2062	12,000	8,979

5.90%, 11/15/2063	19,000	18,684

Northrop Grumman Corp., 4.95%, 03/15/2053	12,000	10,291

RTX Corp.,
5.75%, 01/15/2029	4,000	4,093

6.00%, 03/15/2031	5,000	5,208

5.15%, 02/27/2033	48,000	48,066

6.10%, 03/15/2034	29,000	30,493

6.40%, 03/15/2054	60,000	62,880

Textron, Inc., 4.95%, 03/15/2036	68,000	64,879

	Principal
	Amount	Value

Aerospace & Defense–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028 (b)	$205,000	$206,558

6.38%, 03/01/2029 (b)	309,000	313,964

6.88%, 12/15/2030 (b)	56,000	57,451

7.13%, 12/01/2031 (b)	28,000	28,971

6.00%, 01/15/2033 (b)	18,000	18,039

6.38%, 05/31/2033 (b)	6,000	6,020

6.25%, 01/31/2034 (b)	71,000	71,835

6.13%, 07/31/2034 (b)	70,000	69,281

		2,136,059

Agricultural & Farm Machinery–0.42%
AGCO Corp.,
5.45%, 03/21/2027	5,000	5,020

5.80%, 03/21/2034	18,000	18,067

CNH Industrial Capital LLC, 4.75%, 03/21/2028	5,000	4,996

Deere Funding Canada Corp., 4.15%, 10/09/2030	39,000	37,911

Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028 (b)	5,000	4,974

4.88%, 02/07/2032 (b)	200,000	195,693

5.63%, 07/01/2035 (b)	200,000	197,689

6.38%, 07/01/2055 (b)	240,000	233,339

John Deere Capital Corp.,
4.38%, 10/15/2030	16,000	15,747

5.10%, 04/11/2034	48,000	47,848

		761,284

Agricultural Products & Services–0.59%
Archer-Daniels-Midland Co.,
4.83%, 09/01/2031	289,000	286,373

5.27%, 09/01/2036	237,000	233,920

2.70%, 09/15/2051	921,000	532,527

Cargill, Inc.,
4.13%, 10/23/2030 (b)	15,000	14,557

4.75%, 04/24/2033 (b)	13,000	12,760

		1,080,137

Air Freight & Logistics–0.09%
GXO Logistics, Inc.,
6.25%, 05/06/2029	10,000	10,272

6.50%, 05/06/2034	27,000	27,901

United Parcel Service, Inc.,
4.65%, 10/15/2030	10,000	9,947

5.15%, 05/22/2034	23,000	23,041

5.25%, 05/14/2035	26,000	26,034

5.50%, 05/22/2054	67,000	61,998

		159,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Bond Fund

	Principal
	Amount	Value

Alternative Carriers–0.89%
Space Exploration Technologies Corp.,
5.35%, 07/15/2031 (b)	$558,000	$545,622

5.65%, 07/15/2033 (b)	179,000	172,782

5.88%, 07/15/2036 (b)	468,000	441,285

6.60%, 07/15/2046 (b)	243,000	220,766

6.65%, 07/15/2056 (b)	259,000	230,681

		1,611,136

Apparel, Accessories & Luxury Goods–0.02%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030 (b)	14,000	13,645

5.40%, 10/07/2035 (b)	16,000	15,351

		28,996

Application Software–0.90%
Autodesk, Inc., 5.30%, 06/15/2035	2,000	1,961

Cadence Design Systems, Inc., 4.70%, 09/10/2034	2,000	1,922

Cloud Software Group LLC,
9.00%, 09/30/2029 (b)	34,000	34,119

8.25%, 06/30/2032 (b)	72,000	70,563

Dynatrace LLC, Conv., 0.00%, 09/01/2031 (b)(c)	47,000	50,689

Intuit, Inc., 5.20%, 09/15/2033	6,000	5,924

RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (b)	433,000	413,064

Roper Technologies, Inc.,
4.45%, 09/15/2030	14,000	13,679

5.10%, 09/15/2035	47,000	44,815

Salesforce, Inc.,
4.90%, 09/15/2031	432,000	426,499

5.55%, 03/15/2036	282,000	276,971

6.40%, 03/15/2046	118,000	116,278

6.55%, 03/15/2056	188,000	183,591

		1,640,075

Asset Management & Custody Banks–0.91%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	92,000	90,822

Ameriprise Financial, Inc.,
4.50%, 05/13/2032	9,000	8,756

5.15%, 05/15/2033	55,000	54,929

5.20%, 04/15/2035	96,000	94,129

5.35%, 06/15/2036	80,000	78,265

Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028 (d)	3,000	3,011

4.54%, 04/23/2032 (d)	3,000	2,933

5.06%, 07/22/2032 (d)	4,000	3,992

5.09%, 04/23/2037 (d)	5,000	4,844

Series J, 4.76%, 08/12/2030 (d)	182,000	181,391

5.18%, 08/12/2034 (d)	235,000	233,248

BlackRock, Inc., 4.75%, 05/25/2033	51,000	50,162

Blue Owl Capital Corp., 6.30%, 08/15/2031	112,000	111,139

Blue Owl Technology Finance Corp., 6.50%, 10/15/2029	382,000	378,887

Citadel L.P.,
6.00%, 01/23/2030 (b)	5,000	5,098

6.38%, 01/23/2032 (b)	12,000	12,355

FS KKR Capital Corp., 6.13%, 01/15/2030	29,000	28,451

	Principal
	Amount	Value

Asset Management & Custody Banks–(continued)
Hercules Capital, Inc., 6.30%, 07/24/2031	$21,000	$20,932

Northern Trust Corp.,
4.15%, 11/19/2030	2,000	1,949

5.12%, 11/19/2040 (d)	65,000	62,104

Osaic Holdings, Inc., 6.75%, 08/01/2032 (b)	67,000	67,449

State Street Corp.,
4.61% (SOFR + 0.95%), 04/24/2028 (e)	2,000	2,007

4.73%, 02/28/2030	4,000	3,989

4.83%, 04/24/2030	3,000	3,005

5.15%, 02/28/2036 (d)	6,000	5,888

4.78%, 10/23/2036 (d)	2,000	1,896

Trinity Capital, Inc., 7.00%, 05/21/2031	93,000	93,815

Voya Global Funding, 4.60%, 11/24/2030 (b)	54,000	52,684

		1,658,130

Automobile Manufacturers–1.19%
Allison Transmission, Inc.,
4.75%, 10/01/2027 (b)	200,000	199,578

3.75%, 01/30/2031 (b)	132,000	123,132

5.88%, 12/01/2033 (b)	30,000	29,804

Daimler Truck Finance North America LLC (Germany), 5.00%, 10/12/2032 (b)	332,000	326,007

Ford Motor Credit Co. LLC,
7.35%, 11/04/2027	7,000	7,177

5.92%, 03/20/2028	200,000	201,969

7.20%, 06/10/2030	135,000	141,533

5.42%, 04/09/2031	44,000	43,402

Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030	20,000	19,732

Hyundai Capital America,
4.88%, 06/23/2027 (b)	4,000	4,015

5.00%, 01/07/2028 (b)	9,000	9,024

5.60%, 03/30/2028 (b)	2,000	2,021

5.35%, 03/19/2029 (b)	2,000	2,015

5.30%, 01/08/2030 (b)	10,000	10,063

5.00%, 06/18/2031 (b)	76,000	75,084

5.25%, 06/21/2033 (b)	129,000	126,697

PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	5,000	4,919

Toyota Motor Credit Corp., 4.55%, 08/09/2029	3,000	2,985

5.35%, 01/09/2035	25,000	25,026

Series B, 4.55%, 05/14/2031	170,000	166,989

4.60%, 03/11/2033	98,000	94,769

Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029 (b)	255,000	255,842

5.60%, 03/22/2034 (b)	300,000	296,345

		2,168,128

Automotive Parts & Equipment–1.00%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032 (b)	3,000	3,004

7.75%, 10/15/2033 (b)	140,000	140,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Bond Fund

	Principal
	Amount	Value

Automotive Parts & Equipment–(continued)
BMW US Capital LLC (Germany),
4.75%, 08/04/2028 (b)	$579,000	$578,472

4.90%, 08/06/2029 (b)	303,000	301,902

4.50%, 08/11/2030 (b)	13,000	12,711

4.65%, 03/19/2031 (b)	127,000	124,130

5.00%, 03/19/2033 (b)	97,000	94,502

Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030 (b)	68,000	69,946

ERAC USA Finance LLC,
4.90%, 05/01/2033 (b)	56,000	54,858

5.25%, 04/30/2036 (b)	148,000	144,918

Magna International, Inc. (Canada), 5.88%, 06/01/2035	12,000	12,286

Phinia, Inc.,
6.75%, 04/15/2029 (b)	200,000	204,395

6.63%, 10/15/2032 (b)	67,000	68,139

		1,809,994

Automotive Retail–0.26%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030 (b)	33,000	33,760

7.38%, 08/01/2033 (b)	66,000	67,687

AutoZone, Inc.,
4.75%, 08/01/2032	13,000	12,674

5.20%, 08/01/2033	20,000	19,809

Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031 (b)(f)	126,880	139,974

Lithia Motors, Inc.,
5.50%, 10/01/2030 (b)	92,000	91,383

4.38%, 01/15/2031 (b)	64,000	61,007

O’Reilly Automotive, Inc., 5.00%, 08/19/2034	53,000	51,494

		477,788

Biotechnology–0.61%
AbbVie, Inc.,
4.50%, 08/18/2028	279,000	278,380

4.65%, 03/15/2030	179,000	177,878

4.88%, 09/15/2031	169,000	167,845

5.50%, 03/15/2064	59,000	53,665

Amgen, Inc.,
5.25%, 03/02/2030	2,000	2,019

5.75%, 03/02/2063	150,000	138,614

Gilead Sciences, Inc.,
5.25%, 10/15/2033	38,000	38,333

5.55%, 10/15/2053	15,000	14,140

Moderna, Inc., Conv., 0.00%, 03/01/2032 (b)(c)	230,000	235,888

		1,106,762

Broadcasting–0.37%
Discovery Communications LLC, 6.35%, 06/01/2040	37,000	29,981

Gray Media, Inc., 9.63%, 07/15/2032 (b)	17,000	17,463

Nexstar Media, Inc.,
6.50%, 09/15/2033 (b)	310,000	311,555

7.25%, 04/15/2034 (b)	144,000	145,961

Paramount Global,
4.95%, 01/15/2031	37,000	34,545

6.88%, 04/30/2036	38,000	35,346

4.38%, 03/15/2043	56,000	35,513

	Principal
	Amount	Value

Broadcasting–(continued)
Univision Communications, Inc.,
8.50%, 07/31/2031 (b)	$42,000	$42,359

9.38%, 08/01/2032 (b)	25,000	25,529

		678,252

Broadline Retail–1.02%
Amazon.com, Inc.,
4.60%, 07/09/2029	430,000	428,091

4.25%, 03/13/2031	68,000	65,976

4.80%, 07/09/2031	389,000	385,522

4.88%, 03/13/2036	351,000	333,824

5.30%, 07/09/2036	389,000	380,848

5.65%, 03/13/2046	275,000	257,987

Macy’s Retail Holdings LLC,
6.13%, 03/15/2032 (b)	7,000	7,012

		1,859,260

Building Products–0.49%
Carrier Global Corp., 5.90%, 03/15/2034	12,000	12,386

CRH America Finance, Inc.,
4.40%, 02/09/2031	33,000	32,096

5.00%, 02/09/2036	113,000	108,135

5.60%, 02/09/2056	30,000	27,940

Lennox International, Inc., 5.50%, 09/15/2028	6,000	6,079

Masco Corp., 3.13%, 02/15/2051	821,000	511,729

Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031 (b)	206,000	200,043

		898,408

Cable & Satellite–0.77%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029 (b)	70,000	68,786

6.38%, 09/01/2029 (b)	17,000	17,026

4.75%, 03/01/2030 (b)	70,000	66,423

4.50%, 08/15/2030 (b)	37,000	34,461

7.38%, 03/01/2031 (b)	32,000	32,428

4.75%, 02/01/2032 (b)	41,000	36,764

4.50%, 05/01/2032	44,000	38,726

4.50%, 06/01/2033 (b)	43,000	37,304

7.38%, 02/01/2036 (b)	34,000	32,895

Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.05%, 02/15/2032	91,000	91,127

6.65%, 02/01/2034	64,000	64,377

6.60%, 02/15/2034	68,000	68,479

5.85%, 12/01/2035	47,000	44,196

6.95%, 08/15/2036	187,000	187,447

5.75%, 04/01/2048	48,000	38,978

6.70%, 12/01/2055	58,000	52,683

Directv Financing LLC, 8.88%, 02/01/2030 (b)	33,000	33,802

Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
10.00%, 02/15/2031 (b)	65,000	68,824

9.25%, 06/01/2032 (b)	33,000	34,468

EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030 (f)	104,000	105,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Bond Fund

	Principal
	Amount	Value

Cable & Satellite–(continued)
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (b)	$11,000	$11,448

Sirius XM Radio LLC, 5.00%, 08/01/2027 (b)	167,000	166,662

Versant Media Group, Inc., 7.25%, 01/30/2031 (b)	64,000	66,407

		1,399,395

Cargo Ground Transportation–0.24%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029 (b)	11,000	10,789

4.65%, 03/15/2031 (b)	26,000	25,284

4.95%, 03/15/2033 (b)	14,000	13,452

Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027 (b)	1,000	1,002

4.40%, 07/01/2027 (b)	3,000	2,999

5.70%, 02/01/2028 (b)	3,000	3,035

5.55%, 05/01/2028 (b)	3,000	3,033

4.55%, 01/15/2031 (b)	36,000	35,260

Ryder System, Inc.,
4.90%, 12/01/2029	5,000	5,007

5.00%, 09/15/2031	346,000	343,158

		443,019

Casinos & Gaming–0.32%
Las Vegas Sands Corp.,
5.30%, 05/15/2031	47,000	46,461

5.65%, 05/18/2033	43,000	42,343

Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033 (b)	100,000	97,165

Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029 (b)	200,000	192,828

Wynn Macau Ltd. (Macau), 6.75%, 02/15/2034 (b)	200,000	198,175

		576,972

Coal & Consumable Fuels–0.43%
Rio Grande LNG LLC,
5.25%, 06/30/2031 (b)	167,000	165,149

5.50%, 01/30/2034 (b)	157,000	154,099

5.75%, 06/30/2036 (b)	331,000	322,570

6.15%, 06/30/2041 (b)	146,000	142,067

		783,885

Commercial & Residential Mortgage Finance–0.58%
Aviation Capital Group LLC,
3.50%, 11/01/2027 (b)	8,000	7,877

6.25%, 04/15/2028 (b)	5,000	5,092

6.75%, 10/25/2028 (b)	9,000	9,300

4.25%, 04/30/2029 (b)	12,000	11,765

4.80%, 10/24/2030 (b)	84,000	82,421

Nationstar Mortgage Holdings LLC,
6.50%, 08/01/2029 (b)	90,000	89,325

7.13%, 02/01/2032 (b)	87,000	86,130

Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027 (b)(d)	242,000	242,648

5.05%, 07/14/2032 (b)(d)	323,000	318,169

Radian Group, Inc., 6.20%, 05/15/2029	9,000	9,248

	Principal
	Amount	Value

Commercial & Residential Mortgage Finance–(continued)
Rocket Cos., Inc.,
6.13%, 08/01/2030 (b)	$59,000	$59,818

6.13%, 08/01/2031 (b)	20,000	20,265

6.38%, 08/01/2033 (b)	22,000	22,310

6.50%, 06/15/2034 (b)	39,000	39,643

Walker & Dunlop, Inc.,
6.63%, 04/01/2033 (b)	57,000	56,702

		1,060,713

Commodity Chemicals–0.04%
Westlake Corp., 3.13%, 08/15/2051	137,000	81,902

Computer & Electronics Retail–0.09%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	134,000	133,450

Leidos, Inc.,
4.10%, 03/15/2029	11,000	10,787

5.75%, 03/15/2033	17,000	17,257

		161,494

Construction & Engineering–0.10%
AECOM, 6.00%, 08/01/2033 (b)	70,000	69,803

Quanta Services, Inc., 4.85%, 08/09/2029	113,000	112,645

		182,448

Construction Machinery & Heavy Transportation Equipment–0.22%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	15,000	14,693

4.16% (SOFR + 0.49%), 02/23/2029 (e)	22,000	22,009

Series L, 4.50%, 05/15/2031	101,000	99,302

Caterpillar, Inc., 5.20%, 05/15/2035	27,000	26,947

Cummins, Inc.,
4.70%, 02/15/2031	21,000	20,880

5.30%, 05/09/2035	114,000	113,563

5.45%, 02/20/2054	25,000	23,179

Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	5,000	4,980

5.50%, 05/29/2035	66,000	65,959

		391,512

Construction Materials–0.01%
JH North America Holdings, Inc.,
5.88%, 01/31/2031 (b)	13,000	13,095

6.13%, 07/31/2032 (b)	11,000	11,108

		24,203

Consumer Electronics–0.10%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029 (b)	100,000	101,705

Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	10,000	9,813

4.88%, 02/09/2036	82,000	78,162

		189,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Bond Fund

	Principal Amount	Value

Consumer Finance–0.60%
American Express Co.,
4.73%, 04/25/2029 (d)	$2,000	$2,001

4.92% (SOFR + 1.26%), 04/25/2029 (e)	5,000	5,055

5.53%, 04/25/2030 (d)	6,000	6,096

5.02%, 04/25/2031 (d)	16,000	16,018

5.44%, 01/30/2036 (d)	5,000	4,986

5.67%, 04/25/2036 (d)	2,000	2,022

4.80%, 10/24/2036 (d)	7,000	6,620

5.41%, 02/08/2041 (d)	246,000	238,616

Series E, 6.45% (d)(g)	184,000	185,394

Bread Financial Holdings, Inc., 8.38%, 06/15/2035 (b)(d)	30,000	31,326

Capital One Financial Corp.,
7.15%, 10/29/2027 (d)	5,000	5,020

4.49%, 09/11/2031 (d)	4,000	3,895

5.40%, 01/30/2037 (d)	91,000	87,766

EZCORP, Inc., 7.38%, 04/01/2032 (b)	97,000	101,098

FirstCash, Inc.,
6.88%, 03/01/2032 (b)	49,000	50,025

6.13%, 05/01/2034 (b)	64,000	63,337

Navient Corp.,
4.88%, 03/15/2028	12,000	11,867

5.50%, 03/15/2029	34,000	33,263

7.88%, 06/15/2032	97,000	94,301

OneMain Finance Corp.,
4.00%, 09/15/2030	17,000	15,703

7.13%, 11/15/2031	53,000	53,807

6.75%, 03/15/2032	29,000	29,089

7.13%, 09/15/2032	38,000	38,570

Synchrony Financial, 5.02%, 07/29/2029 (d)	5,000	4,987

		1,090,862

Consumer Staples Merchandise Retail–0.18%
Dollar General Corp.,
5.00%, 11/01/2032	9,000	8,837

5.50%, 11/01/2052	203,000	182,573

Dollar Tree, Inc., 3.38%, 12/01/2051	110,000	70,226

Target Corp., 5.00%, 04/15/2035	56,000	54,891

Walmart, Inc., 4.50%, 09/09/2052	22,000	18,210

		334,737

Copper–0.00%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	6,000	5,956

Distillers & Vintners–0.01%
Constellation Brands, Inc.,
4.80%, 05/01/2030	2,000	1,984

4.90%, 05/01/2033	9,000	8,743

4.95%, 11/01/2035	14,000	13,356

		24,083

Distributors–0.05%
Genuine Parts Co.,
6.50%, 11/01/2028	15,000	15,433

4.95%, 08/15/2029	12,000	11,933

6.88%, 11/01/2033	52,000	55,636

		83,002

	Principal Amount	Value

Diversified Banks–15.77%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032 (b)	$333,000	$352,685

Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.13% (d)(g)	215,000	216,005

9.38% (d)(g)	14,000	15,172

Banco Santander S.A. (Spain),
5.55%, 03/14/2028 (d)	200,000	200,940

5.01%, 08/25/2030 (d)	200,000	199,373

5.07%, 11/06/2030	200,000	195,184

5.62%, 08/25/2034 (d)	200,000	199,282

7.25% (d)(g)	200,000	201,438

Bank of America Corp.,
4.49% (SOFR + 0.83%), 01/24/2029 (e)	2,000	2,006

4.62%, 05/09/2029 (d)	2,000	1,996

4.48%, 04/23/2030 (d)	10,000	9,884

4.67% (SOFR + 1.01%), 01/24/2031 (e)	13,000	13,071

5.16%, 01/24/2031 (d)	4,000	4,015

4.46%, 02/06/2032 (d)	8,000	7,774

4.70%, 04/23/2032 (d)	26,000	25,476

5.43%, 08/15/2035 (d)	7,000	6,877

5.51%, 01/24/2036 (d)	7,000	6,993

5.49%, 04/23/2037 (d)	257,000	249,614

7.75%, 05/14/2038	650,000	752,153

2.68%, 06/19/2041 (d)	4,000	2,799

6.63% (d)(g)	45,000	46,181

Series N, 4.53% (SOFR + 0.87%), 02/06/2032 (e)	261,000	260,556

Series RR, 4.38% (d)(g)	38,000	37,850

Bank of Montreal (Canada),
Series J, 4.34%, 03/19/2030 (d)	4,000	3,954

7.70%, 05/26/2084 (d)	456,000	476,645

7.30%, 11/26/2084 (d)	250,000	258,318

Bank of New Zealand (New Zealand), 5.70%, 01/28/2035 (b)(d)	256,000	258,480

Bank of Nova Scotia (The) (Canada),
4.90%, 06/05/2032 (d)	265,000	260,996

8.63%, 10/27/2082 (d)	429,000	445,494

8.00%, 01/27/2084 (d)	235,000	247,707

6.88%, 10/27/2085 (d)	339,000	336,526

Banque Federative du Credit Mutuel S.A. (France), 5.15%, 07/09/2032 (b)(d)	416,000	409,212

Barclays PLC (United Kingdom),
4.22%, 05/24/2030 (d)	200,000	195,470

4.60% (SOFR + 0.93%), 05/24/2030 (e)	200,000	200,293

4.91%, 06/26/2030 (d)	218,000	216,551

5.37%, 02/25/2031 (d)	209,000	209,834

4.52%, 02/24/2032 (d)	201,000	194,205

5.10%, 06/26/2032 (d)	383,000	377,287

5.21%, 02/24/2037 (d)	400,000	379,434

BBVA Bancomer S.A. (Mexico), 5.40%, 06/03/2031 (b)	200,000	198,350

BNP Paribas S.A. (France),
7.13% (b)(d)(g)	200,000	198,097

7.20% (b)(d)(g)	205,000	202,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (b)	$60,000	$61,678

Canadian Imperial Bank of Commerce (Canada), 6.75%, 01/28/2087 (d)	489,000	481,901

Citigroup, Inc.,
4.81% (SOFR + 1.14%), 05/07/2028 (e)	8,000	8,032

5.17%, 02/13/2030 (d)	6,000	6,029

4.54%, 09/19/2030 (d)	18,000	17,762

5.13% (SOFR + 1.46%), 05/07/2031 (e)	7,000	7,143

2.57%, 06/03/2031 (d)	7,000	6,393

4.50%, 09/11/2031 (d)	63,000	61,480

6.17%, 05/25/2034 (d)	71,000	72,758

5.83%, 02/13/2035 (d)	59,000	58,881

5.17%, 09/11/2036 (d)	7,000	6,804

5.41%, 09/19/2039 (d)	78,000	75,471

5.61%, 03/04/2056 (d)	173,000	161,820

6.63% (d)(g)	302,000	306,463

Series AA, 7.63% (d)(g)	206,000	215,644

Series BB, 7.20% (d)(g)	143,000	146,918

Series DD, 7.00% (d)(g)	166,000	170,728

Series JJ, 6.50% (d)(g)	537,000	540,125

Citizens Bank N.A., 4.87%, 08/10/2029 (d)	250,000	249,682

Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029 (b)	200,000	204,188

Credit Agricole S.A. (France),
5.19%, 08/01/2032 (b)(d)	394,000	389,682

4.82%, 09/25/2033 (b)(d)	325,000	312,320

Danske Bank A/S (Denmark), 5.00%, 03/27/2032 (b)(d)	200,000	197,489

Fifth Third Bancorp,
6.34%, 07/27/2029 (d)	1,000	1,028

5.98%, 01/30/2030 (b)(d)	2,000	2,042

4.57%, 04/29/2032 (d)	4,000	3,878

HSBC Holdings PLC (United Kingdom),
4.40%, 03/10/2030 (d)	202,000	198,900

4.71%, 05/12/2030 (d)	200,000	198,028

5.29%, 11/19/2030 (d)	290,000	291,158

5.13%, 03/03/2031 (d)	200,000	199,537

5.24%, 05/13/2031 (d)	253,000	253,413

4.68%, 03/10/2032 (d)	201,000	195,850

5.24%, 08/14/2032 (d)	200,000	198,760

7.40%, 11/13/2034 (d)	7,000	7,634

5.73%, 08/14/2037 (d)	200,000	198,248

6.88% (d)(g)	216,000	220,715

7.05% (d)(g)	249,000	254,853

Series 1, 6.75% (d)(g)	201,000	199,544

ING Bank N.V. (Netherlands), 4.56%, 07/07/2029 (b)	228,000	226,572

Intesa Sanpaolo S.p.A. (Italy),
5.00%, 06/29/2030 (b)(d)	201,000	199,936

5.20%, 06/29/2032 (b)(d)	200,000	197,485

	Principal Amount	Value

Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028 (d)	$2,000	$2,012

4.32%, 04/26/2028 (d)	4,000	3,993

4.92%, 01/24/2029 (d)	2,000	2,008

5.30%, 07/24/2029 (d)	2,000	2,020

5.01%, 01/23/2030 (d)	6,000	6,017

5.58%, 04/22/2030 (d)	10,000	10,157

4.41%, 04/23/2030 (d)	31,000	30,590

5.00%, 07/22/2030 (d)	14,000	14,011

4.86%, 07/23/2030 (d)	190,000	189,457

4.60%, 10/22/2030 (d)	3,000	2,967

5.14%, 01/24/2031 (d)	9,000	9,029

5.10%, 04/22/2031 (d)	2,000	2,002

4.26%, 10/22/2031 (d)	5,000	4,841

4.35%, 01/22/2032 (d)	4,000	3,873

4.62%, 04/23/2032 (d)	214,000	209,192

5.04%, 07/23/2032 (d)	166,000	164,988

4.59%, 04/26/2033 (d)	12,000	11,625

5.72%, 09/14/2033 (d)	68,000	68,943

5.34%, 01/23/2035 (d)	15,000	14,922

5.50%, 01/24/2036 (d)	5,000	4,997

5.57%, 04/22/2036 (d)	2,000	2,008

5.58%, 07/23/2036 (d)	2,000	1,991

4.90%, 01/22/2037 (d)	5,000	4,756

5.15%, 04/23/2037 (d)	3,000	2,903

5.80%, 07/23/2041 (d)	169,000	167,211

5.53%, 11/29/2045 (d)	82,000	78,222

Series 1, 4.51% (SOFR + 0.85%), 07/23/2030 (e)	257,000	257,757

Series W, 5.00% (3 mo. Term SOFR + 1.26%), 05/15/2047 (e)	112,000	102,210

Series NN, 6.88% (d)(g)	26,000	26,977

Series OO, 6.50% (d)(g)	112,000	113,861

Series PP, 6.10% (d)(g)	452,000	452,932

KeyBank N.A., 5.85%, 11/15/2027	7,000	7,093

KeyCorp, 5.31%, 01/28/2037 (d)	58,000	55,728

Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031 (d)	211,000	204,947

6.63% (d)(g)	200,000	196,914

Macquarie Bank Ltd. (Australia),
4.14% (SOFR + 0.48%), 02/03/2028 (b)(e)	5,000	5,005

5.82%, 06/10/2037 (b)(d)	313,000	305,619

Mitsubishi Ufj Financial Group, Inc. (Japan),
4.98%, 07/24/2030 (d)	201,000	200,897

5.19%, 07/23/2032 (d)	205,000	203,942

Mitsubishi UFJ Financial Group, Inc. (Japan), 5.26%, 04/17/2030 (d)	7,000	7,056

5.14% (SOFR + 1.48%), 04/24/2031 (e)	200,000	203,829

5.16%, 04/24/2031 (d)	206,000	206,137

5.57%, 01/16/2036 (d)	287,000	286,823

8.20% (d)(g)	222,000	237,856

Mizuho Bank Ltd. (Japan),
5.19%, 04/16/2036 (b)	200,000	194,755

5.77%, 04/16/2046 (b)	200,000	193,051

Mizuho Financial Group, Inc. (Japan),
4.78%, 07/13/2030 (d)	228,000	226,366

4.97%, 07/13/2032 (d)	184,000	181,614

5.59%, 07/10/2035 (d)	325,000	326,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
Morgan Stanley Bank N.A., 4.64% (SOFR + 0.98%), 05/10/2030 (e)	$192,000	$193,147

Morgan Stanley Private Bank N.A., 4.73%, 07/18/2031 (d)	250,000	246,269

National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036 (b)(d)	494,000	495,430

National Securities Clearing Corp., 5.10%, 11/21/2027 (b)	8,000	8,058

Nordea Bank Abp (Finland),
6.30% (b)(d)(g)	200,000	199,966

6.75% (b)(d)(g)	212,000	212,587

Pinnacle Bank, 5.63%, 02/15/2028	186,000	187,314

PNC Financial Services Group, Inc. (The),
4.08%, 01/26/2029 (d)	2,000	1,986

4.28% (SOFR + 0.62%), 01/26/2029 (e)	4,000	4,000

5.58%, 06/12/2029 (d)	2,000	2,029

4.34% (SOFR + 0.68%), 10/26/2029 (e)	11,000	11,021

4.62%, 10/26/2029 (d)	192,000	191,367

4.63%, 06/06/2033 (d)	7,000	6,694

5.37%, 07/21/2036 (d)	49,000	48,311

5.42%, 01/25/2041 (d)	95,000	90,929

Royal Bank of Canada (Canada),
7.50%, 05/02/2084 (d)	414,000	428,336

6.50%, 11/24/2085 (d)	211,000	203,823

6.50%, 05/24/2086 (d)	501,000	490,897

Saks Global Enterprises LLC, 0.00%, 12/15/2029 (c)(h)	53,640	0

Societe Generale S.A. (France), 4.86%, 07/07/2029 (b)(d)	205,000	204,081

Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028 (b)(d)	109,000	109,953

4.61% (SOFR + 0.95%), 08/13/2030 (b)(e)	200,000	200,433

5.08%, 08/13/2030 (b)(d)	200,000	199,634

5.01%, 10/15/2030 (b)(d)	200,000	199,350

5.24%, 05/13/2031 (b)(d)	200,000	200,466

5.34% (SOFR + 1.68%), 05/13/2031 (b)(e)	200,000	205,065

5.24%, 01/13/2037 (b)(d)	400,000	384,098

5.85%, 08/13/2037 (b)(d)	200,000	198,666

Sumitomo Mitsui Financial Group, Inc. (Japan),
4.93%, 07/07/2032 (d)	200,000	197,118

5.33%, 03/03/2041 (d)	168,000	159,750

5.75%, 07/07/2047 (d)	204,000	195,496

Sumitomo Mitsui Trust Bank, Ltd. (Japan), 4.38% (SOFR + 0.71%), 09/04/2029 (b)(e)	250,000	250,139

4.85%, 09/04/2029 (b)	207,000	206,578

4.47% (SOFR + 0.80%), 09/04/2031 (b)(e)	200,000	200,255

Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036 (b)(d)	207,000	199,238

Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035	65,000	62,316

8.13%, 10/31/2082 (d)	349,000	360,605

U.S. Bancorp, 5.78%, 06/12/2029 (d)	5,000	5,085

	Principal Amount	Value

Diversified Banks–(continued)
UBS AG (Switzerland),
4.29% (SOFR + 0.63%), 08/07/2029 (e)	$255,000	$255,148

5.05%, 08/07/2032 (d)	258,000	255,960

Wells Fargo & Co.,
5.71%, 04/22/2028 (d)	4,000	4,028

5.03% (SOFR + 1.37%), 04/23/2029 (e)	15,000	15,169

5.57%, 07/25/2029 (d)	5,000	5,069

4.18%, 01/23/2030 (d)	10,000	9,840

5.20%, 01/23/2030 (d)	4,000	4,029

5.15%, 04/23/2031 (d)	7,000	7,014

4.84%, 05/20/2032 (d)	168,000	165,414

5.39%, 04/24/2034 (d)	17,000	16,983

5.56%, 07/25/2034 (d)	13,000	13,104

5.50%, 01/23/2035 (d)	33,000	33,043

5.61%, 04/23/2036 (d)	7,000	7,029

5.38%, 11/02/2043	204,000	185,752

5.43%, 01/23/2047 (d)	223,000	205,555

6.85% (d)(g)	29,000	29,945

7.63% (d)(g)	25,000	26,039

Series GG, 6.13% (d)(g)	260,000	257,806

Series HH, 6.55% (d)(g)	275,000	275,229

Westpac Banking Corp. (Australia),
5.41%, 08/10/2033 (d)	10,000	9,961

5.62%, 11/20/2035 (d)	28,000	27,660

		28,666,169

Diversified Capital Markets–1.08%
Credit Suisse Group AG (Switzerland),
4.50% (b)(d)(g)(h)(i)	268,000	76,313

5.25% (b)(d)(g)(h)(i)	248,000	70,618

Deutsche Bank AG (Germany), 5.06%, 04/14/2032 (d)	150,000	147,724

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 10.00%, 11/15/2029 (b)	14,000	13,584

SMBC Aviation Capital Finance DAC (Ireland), 4.95%, 07/23/2029 (b)	200,000	199,406

UBS Group AG (Switzerland),
4.75%, 05/12/2028 (b)(d)	7,000	7,005

4.40%, 09/23/2031 (b)(d)	200,000	194,356

5.01%, 03/23/2037 (b)(d)	200,000	189,885

4.38% (b)(d)(g)	258,000	235,405

6.88% (b)(d)(g)	575,000	574,614

7.13% (b)(d)(g)	250,000	251,874

		1,960,784

Diversified Financial Services–2.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056 (d)	280,000	282,040

Aircastle Ltd./Aircastle Ireland DAC,
5.00%, 09/15/2030 (b)	150,000	148,105

5.00%, 05/15/2031 (b)	152,000	149,502

Amrize Finance US LLC,
4.70%, 04/07/2028	5,000	4,999

4.95%, 04/07/2030	3,000	2,994

Avilease Capital Ltd. (Saudi Arabia), 5.50%, 06/30/2031 (b)	200,000	199,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Bond Fund

	Principal Amount	Value

Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028 (b)	$13,000	$13,022

6.38%, 05/04/2028 (b)	13,000	13,284

5.75%, 03/01/2029 (b)	4,000	4,056

4.20%, 04/15/2029 (b)	33,000	32,240

5.75%, 11/15/2029 (b)	4,000	4,059

5.15%, 01/15/2030 (b)	5,000	4,980

4.70%, 01/30/2031 (b)	59,000	57,378

4.95%, 10/15/2032 (b)	205,000	197,644

BlackRock Funding, Inc., 4.90%, 01/08/2035	14,000	13,708

Blue Owl Finance LLC, 6.75%, 08/18/2036	70,000	69,868

Citadel Finance LLC,
4.75%, 02/14/2029 (b)	253,000	248,324

5.15%, 02/14/2031 (b)	311,000	301,818

Citadel Securities Global Holdings LLC,
5.13%, 01/27/2032 (b)	267,000	260,773

5.75%, 03/27/2036 (b)	250,000	242,783

Corebridge Financial, Inc.,
6.05%, 09/15/2033	42,000	43,160

5.75%, 01/15/2034	46,000	46,442

Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030 (b)	994,000	993,751

Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (b)	29,000	29,157

GABX Leasing LLC, 4.63%, 04/15/2031 (b)	83,000	80,711

Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027 (b)	190,000	193,456

Goodman US Finance Seven LLC (Australia), 5.25%, 04/28/2036 (b)	34,000	32,645

Green Palm Bidco S.a.r.l. (Saudi Arabia), 6.46%, 06/30/2046 (b)	215,000	210,387

Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (b)	72,000	67,801

Jackson Financial, Inc.,
5.67%, 06/08/2032	7,000	6,966

6.15%, 01/15/2037	181,000	177,112

LPL Holdings, Inc.,
5.70%, 05/20/2027	5,000	5,037

5.20%, 03/15/2030	26,000	25,955

5.15%, 06/15/2030	23,000	22,881

5.65%, 03/15/2035	105,000	102,905

LSEG US Fin Corp. (United Kingdom), 5.25%, 03/23/2036 (b)	200,000	194,570

Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029 (b)	2,000	2,054

5.15%, 03/17/2030 (b)	2,000	1,982

6.50%, 03/26/2031 (b)	2,000	2,073

Mitsubishi HC Finance America LLC (Japan), 5.20%, 07/21/2031 (b)	219,000	217,439

Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030 (b)	100,000	104,580

Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029 (b)	83,000	86,810

Wealthspire L.P., 9.00%, 09/15/2034 (b)	27,000	27,401

		4,925,923

	Principal Amount	Value

Diversified Metals & Mining–0.39%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	$8,000	$8,098

5.25%, 09/08/2033	75,000	75,180

5.75%, 09/05/2055	29,000	28,161

Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037 (b)	215,000	208,559

Glencore Funding LLC (Australia),
4.91%, 04/01/2028 (b)	5,000	5,010

5.37%, 04/04/2029 (b)	6,000	6,067

5.19%, 04/01/2030 (b)	13,000	13,018

4.90%, 07/01/2031 (b)	85,000	83,857

5.20%, 07/01/2033 (b)	105,000	103,340

5.63%, 04/04/2034 (b)	47,000	47,217

5.89%, 04/04/2054 (b)	13,000	12,415

6.14%, 04/01/2055 (b)	47,000	46,459

Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	11,000	11,009

5.00%, 03/14/2032	19,000	18,915

5.75%, 03/14/2055	21,000	20,357

5.88%, 03/14/2065	22,000	21,419

		709,081

Diversified REITs–0.25%
CubeSmart L.P., 2.50%, 02/15/2032	6,000	5,210

Goodman US Finance Eight LLC (Australia), 5.88%, 04/28/2046 (b)	54,000	51,262

Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (b)	64,000	61,093

VICI Properties L.P.,
5.40%, 10/15/2031	195,000	193,629

5.75%, 10/15/2036	150,000	145,882

		457,076

Diversified Support Services–0.19%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042 (b)	305,000	301,108

Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028 (b)	3,000	3,092

5.04%, 03/25/2030 (b)	21,000	20,910

Neptune Bidco US, Inc., 9.50%, 02/15/2033 (b)	13,000	13,364

		338,474

Drug Retail–0.75%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028 (b)	118,000	118,205

4.88%, 04/21/2033 (b)	302,000	297,685

CVS Pass-Through Trust,
6.04%, 12/10/2028	97,241	97,895

5.77%, 01/10/2033 (b)	548,814	541,455

Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	300,000	304,795

		1,360,035

Electric Utilities–6.30%
AEP Texas, Inc., 5.70%, 05/15/2034	14,000	14,143

AEP Transmission Co. LLC, 5.38%, 06/15/2035	12,000	11,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Bond Fund

	Principal Amount	Value

Electric Utilities–(continued)
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	$12,000	$11,664

5.85%, 11/15/2033	11,000	11,380

5.10%, 04/02/2035	9,000	8,860

American Electric Power Co., Inc.,
5.20%, 01/15/2029	3,000	3,026

Series C, 5.80%, 03/15/2056 (d)	108,000	106,394

Series D, 6.05%, 03/15/2056 (d)	11,000	10,706

Arizona Public Service Co., 5.90%, 08/15/2055	104,000	99,104

Baltimore Gas and Electric Co., 5.45%, 06/01/2035	16,000	15,936

California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032 (b)	85,000	83,771

Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028 (b)	3,000	3,005

6.19%, 06/01/2035 (b)	73,000	73,996

CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	6,000	5,984

5.05%, 03/01/2035	14,000	13,660

Series AJ, 4.85%, 10/01/2052	248,000	210,861

Chpe LLC,
4.88%, 06/30/2031 (b)	112,000	110,426

5.10%, 06/30/2033 (b)	27,000	26,489

5.35%, 06/30/2036 (b)	187,000	181,899

5.88%, 06/29/2046 (b)	125,000	120,896

Commonwealth Edison Co., 5.95%, 06/01/2055	176,000	171,852

Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	3,000	3,042

6.15%, 11/15/2052	12,000	12,000

5.90%, 11/15/2053	30,000	28,835

5.75%, 11/15/2055	94,000	88,493

Constellation Energy Generation LLC,
4.80%, 01/15/2032	177,000	173,395

6.13%, 01/15/2034	12,000	12,485

5.30%, 06/01/2036	234,000	226,922

6.50%, 10/01/2053	15,000	15,461

5.75%, 03/15/2054	32,000	30,185

5.88%, 01/15/2066	54,000	50,423

Duke Energy Carolinas LLC,
5.25%, 03/15/2035	67,000	66,329

5.15%, 06/15/2036	139,000	135,581

5.35%, 01/15/2053	46,000	41,544

5.75%, 06/15/2056	253,000	240,661

Duke Energy Corp.,
4.85%, 01/05/2029	3,000	3,002

5.00%, 08/15/2052	43,000	35,676

Duke Energy Florida LLC, 4.20%, 12/01/2030	12,000	11,683

Duke Energy Indiana LLC,
5.40%, 04/01/2053	26,000	23,432

5.90%, 05/15/2055	43,000	41,808

Edison International, 5.00%, 05/05/2028	33,000	32,931

	Principal Amount	Value

Electric Utilities–(continued)
Electricite de France S.A. (France),
5.25%, 04/22/2036 (b)	$381,000	$365,587

6.38%, 01/13/2055 (b)	202,000	197,880

6.13%, 04/22/2056 (b)	396,000	372,717

6.25%, 04/22/2066 (b)	332,000	312,383

Emera US Finance LLC,
4.50%, 04/01/2029	12,000	11,858

5.20%, 04/01/2033	32,000	31,377

Series A, 6.65%, 10/01/2056 (d)	118,000	118,481

Series B, 6.85%, 10/01/2056 (d)	93,000	93,351

ENEL Finance International N.V. (Italy),
4.63%, 07/13/2029 (b)	374,000	370,498

4.88%, 07/13/2031 (b)	382,000	375,485

5.38%, 07/13/2036 (b)	243,000	235,493

Entergy Corp.,
7.13%, 12/01/2054 (d)	11,000	11,316

5.88%, 06/15/2056 (d)	86,000	84,737

Entergy Louisiana LLC, 5.15%, 09/15/2034	32,000	31,533

Entergy Texas, Inc., 5.25%, 04/15/2035	45,000	44,298

Evergy Metro, Inc.,
4.95%, 04/15/2033	12,000	11,765

5.13%, 08/15/2035	51,000	49,515

Evergy Missouri West, Inc., 5.25%, 12/15/2035 (b)	48,000	46,623

Evergy, Inc., 4.25%, 03/15/2029	4,000	3,944

Exelon Corp.,
5.13%, 03/15/2031	23,000	23,068

5.60%, 03/15/2053	49,000	44,570

5.88%, 03/15/2055	96,000	90,896

FirstEnergy Transmission LLC,
4.55%, 01/15/2030	5,000	4,933

5.00%, 01/15/2035	14,000	13,535

Florida Power & Light Co.,
4.70%, 02/15/2036	41,000	38,782

5.13%, 06/01/2036	100,000	97,802

5.75%, 06/01/2056	82,000	78,734

5.80%, 03/15/2065	19,000	17,921

5.60%, 02/15/2066	93,000	84,931

5.90%, 06/01/2066	104,000	99,445

Georgia Power Co., 4.95%, 05/17/2033	23,000	22,712

Indiana Michigan Power Co., 5.60%, 03/15/2056	70,000	65,174

ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 8.75%, 05/01/2029 (b)	38,000	34,710

ITC Holdings Corp.,
4.88%, 04/15/2031 (b)	67,000	66,113

5.50%, 04/15/2036 (b)	48,000	47,292

Louisville Gas and Electric Co., 5.85%, 08/15/2055	14,000	13,451

MidAmerican Energy Co.,
5.35%, 01/15/2034	11,000	11,105

5.85%, 09/15/2054	16,000	15,464

5.30%, 02/01/2055	196,000	175,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Bond Fund

	Principal Amount	Value

Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.09% (SOFR + 0.43%), 08/09/2027 (e)	$8,000	$8,006

4.05%, 02/09/2029	5,000	4,916

4.85%, 02/07/2029	3,000	3,009

4.40%, 05/11/2029	11,000	10,886

5.00%, 02/07/2031	8,000	8,009

5.80%, 01/15/2033	17,000	17,565

5.00%, 08/15/2034	65,000	63,706

7.13%, 09/15/2053 (d)	125,000	128,981

5.75%, 04/20/2056	339,000	333,779

5.95%, 04/20/2056	396,000	384,967

NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	10,000	9,891

5.45%, 03/15/2035	81,000	80,279

5.90%, 03/15/2055	25,000	23,501

Niagara Mohawk Power Corp.,
4.65%, 10/03/2030 (b)	41,000	40,276

6.00%, 07/03/2055 (b)	82,000	78,261

Northern States Power Co., 5.65%, 05/15/2055	191,000	180,253

NRG Energy, Inc.,
5.75%, 07/15/2029 (b)	139,000	138,837

4.73%, 10/15/2030 (b)	66,000	64,425

4.96%, 04/30/2031 (b)	9,000	8,758

5.75%, 01/15/2034 (b)	3,000	2,922

5.88%, 05/15/2034 (b)	85,000	82,912

5.41%, 10/15/2035 (b)	46,000	43,960

6.00%, 01/15/2036 (b)	2,000	1,946

6.13%, 05/15/2036 (b)	83,000	81,355

Oglethorpe Power Corp., 5.90%, 02/01/2055	15,000	14,190

Ohio Power Co., 5.65%, 06/01/2034	25,000	25,324

Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	133,000	124,117

Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	16,000	16,334

5.80%, 04/01/2055	76,000	72,721

Pacific Gas and Electric Co.,
6.10%, 01/15/2029	12,000	12,279

5.25%, 02/01/2032	259,000	257,496

5.20%, 05/01/2036	70,000	66,071

5.60%, 08/15/2036	209,000	203,276

5.85%, 11/01/2036	182,000	180,109

6.00%, 05/01/2056	106,000	96,755

6.30%, 08/15/2056	198,000	188,313

PacifiCorp,
5.10%, 02/15/2029	5,000	5,027

5.30%, 02/15/2031	15,000	15,051

5.45%, 02/15/2034	39,000	38,660

5.80%, 01/15/2055	33,000	29,991

7.13%, 08/15/2056 (d)	92,000	91,006

PG&E Corp., 7.38%, 03/15/2055 (d)	322,000	323,829

Pinnacle West Capital Corp., 5.15%, 05/15/2030	6,000	6,030

PPL Capital Funding, Inc., Conv.,
3.00%, 12/01/2030 (b)	163,000	161,362

5.25%, 09/01/2034	13,000	12,795

	Principal Amount	Value

Electric Utilities–(continued)
PPL Electric Utilities Corp., 5.55%, 08/15/2055	$22,000	$20,502

PSEG Power LLC, 5.20%, 05/15/2030 (b)	2,000	2,003

Public Service Co. of Colorado, 5.25%, 04/01/2053	18,000	15,863

San Diego Gas & Electric Co., 5.35%, 04/01/2053	72,000	63,579

Sierra Pacific Power Co., 5.90%, 03/15/2054	2,000	1,923

Southern Co. (The),
Conv., 3.50%, 09/15/2029 (b)	316,000	311,592

5.70%, 10/15/2032	12,000	12,261

4.85%, 03/15/2035	25,000	23,833

6.00%, 04/01/2058 (d)	244,000	240,555

Southwestern Electric Power Co.,
5.30%, 04/01/2033	13,000	12,932

5.20%, 04/01/2036	51,000	49,280

Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (b)	5,000	4,984

Union Electric Co.,
5.20%, 04/01/2034	49,000	48,714

5.25%, 04/15/2035	40,000	39,545

5.13%, 03/15/2055	23,000	20,079

Virginia Electric & Power Co.,
Series C, 4.90%, 09/15/2035	83,000	79,242

Series D, 5.60%, 09/15/2055	85,000	78,550

Virginia Electric and Power Co.,
5.00%, 04/01/2033	13,000	12,808

5.65%, 08/15/2036	26,000	26,055

6.30%, 08/15/2056	63,000	63,690

Vistra Operations Co. LLC,
4.38%, 05/01/2029 (b)	8,000	7,828

4.60%, 10/15/2030 (b)	43,000	41,856

4.70%, 01/31/2031 (b)	28,000	27,185

6.88%, 04/15/2032 (b)	5,000	5,163

6.95%, 10/15/2033 (b)	41,000	43,629

6.00%, 04/15/2034 (b)	16,000	16,075

5.70%, 12/30/2034 (b)	23,000	22,698

Wisconsin Electric Power Co., 4.15%, 10/15/2030	12,000	11,659

Wisconsin Public Service Corp., 4.25%, 01/15/2031	14,000	13,590

Xcel Energy, Inc., 4.75%, 03/21/2028	1,000	1,000

		11,445,803

Electrical Components & Equipment–0.65%
EnerSys, 4.38%, 12/15/2027 (b)	161,000	159,995

Hubbell, Inc.,
4.65%, 06/15/2031	74,000	72,795

4.90%, 06/15/2033	188,000	183,130

5.15%, 06/15/2036	79,000	76,433

Molex Electronic Technologies LLC,
4.75%, 04/30/2028 (b)	4,000	4,002

5.25%, 04/30/2032 (b)	23,000	23,134

Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (b)	105,000	103,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Bond Fund

	Principal Amount	Value

Electrical Components & Equipment–(continued)
Regal Rexnord Corp.,
6.05%, 04/15/2028	$3,000	$3,052

6.30%, 02/15/2030	7,000	7,218

6.40%, 04/15/2033	104,000	108,060

Vertiv Group Corp., 4.13%, 11/15/2028 (b)	9,000	8,923

Vertiv Holdings Co.,
4.85%, 03/15/2036	23,000	21,775

5.65%, 03/15/2046	70,000	65,640

5.80%, 03/15/2056	51,000	47,751

5.95%, 03/15/2066	322,000	298,978

		1,184,243

Electronic Components–0.19%
Amphenol Corp.,
4.13%, 11/15/2030	14,000	13,566

4.40%, 02/15/2033	99,000	94,723

5.00%, 01/15/2035	25,000	24,426

5.38%, 11/15/2054	44,000	40,839

Corning, Inc., 5.45%, 11/15/2079	113,000	97,720

Sensata Technologies, Inc., 3.75%, 02/15/2031 (b)	73,000	68,115

		339,389

Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	16,000	16,159

Electronic Manufacturing Services–0.09%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030 (b)	99,000	101,087

Jabil, Inc.,
3.00%, 01/15/2031	8,000	7,268

4.75%, 02/01/2033	51,000	48,823

		157,178

Environmental & Facilities Services–0.36%
GFL Environmental Holdings (US), Inc.,
5.63%, 07/01/2031 (b)	202,000	197,361

5.50%, 02/01/2034 (b)	9,000	8,445

Republic Services, Inc.,
5.00%, 12/15/2033	25,000	24,806

5.00%, 04/01/2034	2,000	1,974

Rollins, Inc., 5.25%, 02/24/2035	14,000	13,651

Veralto Corp.,
5.35%, 09/18/2028	5,000	5,054

4.85%, 01/15/2032	166,000	163,312

Waste Connections, Inc., 4.80%, 07/15/2036	210,000	199,831

Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032 (b)	44,000	44,442

		658,876

Fertilizers & Agricultural Chemicals–0.37%
FMC Corp.,
8.00%, 06/01/2031 (b)	113,000	117,279

5.65%, 05/18/2033	15,000	13,772

6.38%, 05/18/2053	9,000	7,128

ICL Group Ltd. (Israel), 6.04%, 06/16/2036 (b)	254,000	250,936

	Principal Amount	Value

Fertilizers & Agricultural Chemicals–(continued)
Mosaic Co. (The),
4.35%, 01/15/2029	$10,000	$9,838

4.60%, 11/15/2030	33,000	32,171

Nutrien Ltd. (Canada),
4.85%, 05/29/2031	132,000	130,647

5.35%, 05/29/2036	120,000	117,349

		679,120

Financial Exchanges & Data–0.10%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	5,000	4,922

4.60%, 03/15/2033	12,000	11,611

4.95%, 06/15/2052	40,000	34,508

5.20%, 06/15/2062	54,000	46,539

MSCI, Inc., 5.25%, 09/01/2035	47,000	45,069

Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,034

5.55%, 02/15/2034	12,000	12,127

5.95%, 08/15/2053	11,000	10,734

6.10%, 06/28/2063	13,000	12,706

		181,250

Food Distributors–0.08%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	10,000	9,824

5.15%, 08/04/2035	58,000	56,327

Core & Main L.P., 6.00%, 07/01/2034 (b)	70,000	69,858

Sysco Corp., 5.10%, 09/23/2030	14,000	13,978

		149,987

Food Retail–0.07%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035 (b)	88,000	85,034

Kroger Co. (The), 5.65%, 09/15/2064	53,000	47,453

		132,487

Forest Products–0.11%
Georgia-Pacific LLC,
4.40%, 06/30/2028 (b)	4,000	3,977

4.60%, 05/15/2031 (b)	116,000	113,772

4.95%, 06/30/2032 (b)	16,000	15,834

4.90%, 05/15/2033 (b)	62,000	60,696

		194,279

Gas Utilities–0.93%
Atmos Energy Corp.,
5.90%, 11/15/2033	14,000	14,563

5.20%, 08/15/2035	55,000	54,502

6.20%, 11/15/2053	12,000	12,299

Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	21,000	21,090

Snam S.p.A. (Italy),
5.75%, 05/28/2035 (b)	214,000	215,019

6.50%, 05/28/2055 (b)	201,000	203,540

South Jersey Industries, Inc., 7.38%, 06/09/2056	840,000	833,425

Southern California Gas Co., 5.90%, 06/01/2056	259,000	246,356

Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035 (b)	14,000	13,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Bond Fund

	Principal Amount	Value

Gas Utilities–(continued)
Southwest Gas Corp., 5.45%, 03/23/2028	$3,000	$3,026

Venture Global Calcasieu Pass LLC, 6.00%, 05/01/2036 (b)	79,000	78,716

		1,696,432

Gold–0.04%
Coeur Mining, Inc., 6.88%, 04/01/2032 (b)	66,000	67,577

Health Care Distributors–0.07%
Cardinal Health, Inc.,
4.50%, 09/15/2030	4,000	3,925

5.45%, 02/15/2034	14,000	14,019

5.15%, 09/15/2035	13,000	12,667

Cencora, Inc.,
3.95%, 02/13/2029	10,000	9,803

4.25%, 11/15/2030	15,000	14,553

McKesson Corp.,
4.65%, 05/30/2030	12,000	11,905

4.95%, 05/30/2032	53,000	52,650

		119,522

Health Care Equipment–0.31%
Abbott Laboratories,
3.70%, 03/09/2029	5,000	4,889

5.50%, 03/15/2056	316,000	296,270

5.60%, 03/15/2066	152,000	141,956

Augusta SpinCo Corp.,
4.66%, 03/23/2031	51,000	50,138

4.95%, 03/23/2033	40,000	39,146

GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	12,000	11,887

Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,000	5,956

Stryker Corp.,
4.25%, 09/11/2029	4,000	3,937

4.85%, 02/10/2030	6,000	5,993

		560,172

Health Care Facilities–0.20%
Adventist Health System, 5.76%, 12/01/2034	22,000	22,127

Ascension Health,
Series 2025, 4.29%, 11/15/2030	16,000	15,593

4.92%, 11/15/2035	45,000	43,444

Select Medical Corp., 6.25%, 12/01/2032 (b)	2,000	1,941

Tenet Healthcare Corp.,
6.75%, 05/15/2031	67,000	68,458

5.50%, 11/15/2032 (b)	70,000	69,115

Universal Health Services, Inc.,
4.63%, 10/15/2029	10,000	9,840

5.05%, 10/15/2034	62,000	58,584

UPMC,
5.04%, 05/15/2033	56,000	55,295

5.38%, 05/15/2043	25,000	23,920

		368,317

	Principal Amount	Value

Health Care REITs–0.11%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	$2,000	$1,915

5.63%, 05/15/2054	6,000	5,429

Diversified Healthcare Trust, 4.38%, 03/01/2031	77,000	70,399

Healthpeak OP LLC, 5.38%, 02/15/2035	14,000	13,790

MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032 (b)	11,000	11,160

National Health Investors, Inc., 5.35%, 02/01/2033	14,000	13,652

Omega Healthcare Investors, Inc.,
5.20%, 07/01/2030	39,000	38,763

3.25%, 04/15/2033	8,000	6,955

Ventas Realty L.P., 5.00%, 02/15/2036	31,000	29,694

		191,757

Health Care Services–0.82%
CHS/Community Health Systems, Inc.,
5.25%, 05/15/2030 (b)	56,000	52,320

4.75%, 02/15/2031 (b)	18,000	16,410

Cigna Group (The), 4.50%, 09/15/2030	12,000	11,792

CommonSpirit Health,
5.32%, 12/01/2034	72,000	70,818

5.55%, 12/01/2054	32,000	29,305

CVS Health Corp.,
5.00%, 01/30/2029	5,000	5,023

5.25%, 01/30/2031	6,000	6,035

5.45%, 09/15/2035	59,000	58,235

6.75%, 12/10/2054 (d)	62,000	63,632

7.00%, 03/10/2055 (d)	432,000	446,206

6.20%, 09/15/2055	109,000	106,196

6.25%, 09/15/2065	126,000	121,565

DaVita, Inc.,
6.88%, 09/01/2032 (b)	27,000	27,670

6.75%, 07/15/2033 (b)	31,000	31,741

HCA, Inc.,
4.30%, 11/15/2030	14,000	13,583

5.45%, 09/15/2034	10,000	9,935

5.75%, 03/01/2035	47,000	47,382

5.90%, 06/01/2053	61,000	56,658

6.20%, 03/01/2055	20,000	19,356

Icon Investments Six DAC, 5.85%, 05/08/2029	210,000	213,740

Piedmont Healthcare, Inc., 2.86%, 01/01/2052	40,000	23,393

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	81,000	45,738

Quest Diagnostics, Inc., 6.40%, 11/30/2033	15,000	15,949

		1,492,682

Health Care Supplies–0.31%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035 (b)	210,000	202,144

Medline Borrower L.P./Medline Co-Issuer, Inc., 5.00%, 06/15/2031 (b)	223,000	219,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Bond Fund

	Principal Amount	Value

Health Care Supplies–(continued)
Solventum Corp.,
5.40%, 03/01/2029	$3,000	$3,033

5.60%, 03/23/2034	75,000	75,343

5.90%, 04/30/2054	69,000	65,021

		565,332

Heavy Electrical Equipment–0.17%
GE Vernova, Inc.,
4.25%, 02/04/2031	9,000	8,768

4.88%, 02/04/2036	82,000	78,760

5.50%, 02/04/2056	246,000	228,248

		315,776

Highways & Railtracks–0.13%
Burlington Northern Santa Fe LLC,
5.20%, 04/15/2054	66,000	58,850

5.55%, 03/15/2056	38,000	35,656

5.80%, 03/15/2056	142,000	137,947

		232,453

Home Furnishings–0.04%
Wayfair LLC, 7.75%, 09/15/2030 (b)	65,000	68,494

Home Improvement Retail–0.02%
Home Depot, Inc. (The), 4.65%, 09/15/2035	22,000	21,024

Lowe’s Cos., Inc.,
5.63%, 04/15/2053	6,000	5,510

5.80%, 09/15/2062	5,000	4,600

5.85%, 04/01/2063	5,000	4,680

		35,814

Homebuilding–0.04%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	77,000	76,438

Hotel & Resort REITs–0.07%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	54,000	53,714

4.75%, 03/15/2033	45,000	43,154

5.75%, 07/15/2034	11,000	11,110

4.95%, 01/15/2035	17,000	16,263

		124,241

Hotels, Resorts & Cruise Lines–0.51%
Airbnb, Inc.,
4.40%, 03/16/2029	2,000	1,983

4.65%, 03/16/2031	9,000	8,877

5.25%, 03/16/2036	27,000	26,430

Carnival Corp. Ltd.,
5.88%, 06/15/2031 (b)	11,000	11,044

5.75%, 08/01/2032 (b)	8,000	7,927

6.13%, 02/15/2033 (b)	69,000	69,208

Expedia Group, Inc.,
5.40%, 02/15/2035	40,000	39,050

5.50%, 04/15/2036	204,000	198,358

Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029 (b)	201,000	202,657

3.75%, 05/01/2029 (b)	200,000	192,787

6.13%, 04/01/2032 (b)	3,000	3,040

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–(continued)
Marriott International, Inc., 5.30%, 05/15/2034	$15,000	$14,833

Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (b)	73,000	72,664

Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032 (b)	5,000	5,072

6.00%, 02/01/2033 (b)	8,000	8,050

VOC Escrow Ltd., 5.00%, 02/15/2028 (b)	60,000	59,995

		921,975

Household Appliances–0.04%
Whirlpool Corp., 7.50%, 07/01/2031 (b)	69,000	69,260

Housewares & Specialties–0.04%
Newell Brands, Inc.,
6.38%, 05/15/2030	2,000	2,032

6.63%, 05/15/2032	69,000	70,630

		72,662

Independent Power Producers & Energy Traders–0.34%
AES Corp. (The),
5.20%, 07/15/2029	44,000	44,024

5.75%, 07/15/2033	50,000	49,455

FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041 (b)	211,234	211,175

Vistra Corp., 7.00% (b)(d)(g)	92,000	92,503

VoltaGrid LLC, 7.38%, 11/01/2030 (b)	224,000	225,512

		622,669

Industrial Conglomerates–0.22%
Eaton Corp.,
4.20%, 03/06/2031	4,000	3,874

5.45%, 03/06/2056	200,000	187,189

Siemens Funding B.V. (Germany), 5.20%, 05/28/2035 (b)	210,000	209,040

		400,103

Industrial Machinery & Supplies & Components–0.79%
Enpro, Inc., 6.13%, 06/01/2033 (b)	117,000	117,797

ESAB Corp.,
6.25%, 04/15/2029 (b)	200,000	202,556

5.63%, 04/01/2031 (b)	237,000	235,453

Flowserve Corp., 5.70%, 05/15/2036	16,000	15,786

Ingersoll Rand, Inc., 5.20%, 06/15/2027	4,000	4,021

Nordson Corp.,
5.60%, 09/15/2028	4,000	4,060

5.80%, 09/15/2033	12,000	12,262

nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	6,000	6,076

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (b)	200,000	195,380

Stanley Black & Decker, Inc., 2.75%, 11/15/2050	910,000	520,440

Xylem, Inc.,
5.20%, 06/01/2033	74,000	73,797

5.45%, 06/01/2036	42,000	41,917

		1,429,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Bond Fund

	Principal
	Amount	Value

Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	$3,000	$3,095

Insurance Brokers–0.25%
Alliant Holdings Intermediate LLC, 6.50%, 10/01/2031 (b)	34,000	34,202

Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	10,000	9,984

Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	4,000	3,993

5.00%, 02/15/2032	12,000	11,862

5.15%, 02/15/2035	14,000	13,588

5.55%, 02/15/2055	37,000	33,439

Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	37,000	37,342

4.95%, 03/15/2036	155,000	148,298

6.25%, 11/01/2052	13,000	13,238

5.45%, 03/15/2053	12,000	10,917

5.70%, 09/15/2053	39,000	36,731

Willis North America, Inc.,
4.55%, 03/15/2031	42,000	40,778

5.15%, 03/15/2036	64,000	61,208

		455,580

Integrated Oil & Gas–1.05%
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	347,000	375,925

Eni S.p.A. (Italy),
5.50%, 05/15/2034 (b)	217,000	217,481

5.25%, 05/18/2036 (b)	74,000	71,483

Occidental Petroleum Corp.,
6.20%, 03/15/2040	100,000	101,623

4.63%, 06/15/2045	37,000	30,295

4.40%, 04/15/2046	21,000	16,923

4.10%, 02/15/2047	56,000	41,330

Par Petroleum LLC, 7.38%, 06/01/2034 (b)	100,000	103,810

Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	40,000	39,560

6.63%, 06/15/2035	31,000	29,635

SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030 (b)	460,000	442,938

Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029 (b)	200,000	196,022

4.75%, 06/02/2030 (b)	250,000	247,624

		1,914,649

Integrated Telecommunication Services–3.24%
APLD ComputeCo LLC, 9.25%, 12/15/2030 (b)	180,000	189,961

AT&T, Inc.,
5.40%, 02/15/2034	30,000	29,804

3.55%, 09/15/2055	714,000	433,291

6.05%, 08/15/2056	159,000	146,210

6.20%, 10/30/2056	198,000	186,018

6.30%, 10/30/2066	146,000	136,291

Bell Canada (Canada),
6.88%, 09/15/2055 (d)	68,000	68,907

7.00%, 09/15/2055 (d)	30,000	30,325

British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081 (b)(d)	270,000	269,338

	Principal
	Amount	Value

Integrated Telecommunication Services–(continued)
FiberCop S.p.A. (Italy), 6.00%, 09/30/2034 (b)	$200,000	$192,072

HUT 8 DC LLC, 6.19%, 11/15/2042 (b)	147,000	142,833

Level 3 Financing, Inc.,
7.00%, 03/31/2034 (b)	33,500	34,289

8.50%, 01/15/2036 (b)	94,000	98,372

NTT Finance Corp. (Japan), 5.50%, 07/16/2035 (b)	212,000	208,289

QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (b)	621,000	562,267

QTS Thunder Managing Issuer LLC, 5.66% (SOFR + 2.00%), 12/10/2030	920,000	916,694

Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	160,000	172,286

TELUS Corp. (Canada),
6.38%, 06/09/2056 (d)	124,000	121,610

6.63%, 06/09/2056 (d)	245,000	236,210

Uniti Services LLC, 7.50%, 10/15/2033 (b)	66,000	68,184

Verizon Communications, Inc.,
4.50%, 08/10/2033	432,000	410,052

5.25%, 04/02/2035	102,000	99,510

5.00%, 01/15/2036	82,000	77,822

3.40%, 03/22/2041	11,000	8,203

5.75%, 11/30/2045	177,000	165,352

6.20%, 05/14/2056 (d)	143,000	138,426

6.75%, 02/15/2057 (d)	237,000	236,436

6.05%, 05/14/2058 (d)	198,000	193,389

6.60%, 02/15/2059 (d)	237,000	237,235

3.70%, 03/22/2061	16,000	10,250

6.00%, 11/30/2065	68,000	62,581

		5,882,507

Interactive Media & Services–1.91%
Alphabet, Inc.,
4.10%, 02/15/2031	8,000	7,735

4.88%, 08/15/2031	87,000	86,461

4.38%, 11/15/2032	12,000	11,544

4.70%, 11/15/2035	34,000	32,225

4.80%, 02/15/2036	120,000	114,323

5.45%, 08/15/2036	118,000	117,114

5.35%, 11/15/2045	95,000	86,922

5.45%, 11/15/2055	61,000	54,087

5.65%, 02/15/2056	372,000	340,574

6.38%, 08/15/2056	42,000	42,289

5.30%, 05/15/2065	50,000	42,166

Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031 (b)	331,000	325,501

Match Group Holdings II LLC,
4.13%, 08/01/2030 (b)	74,000	69,711

3.63%, 10/01/2031 (b)	5,000	4,513

6.13%, 09/15/2033 (b)	2,000	1,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Bond Fund

	Principal
	Amount	Value

Interactive Media & Services–(continued)
Meta Platforms, Inc.,
4.55%, 08/15/2031	$12,000	$11,717

4.88%, 05/15/2033	268,000	258,962

4.75%, 08/15/2034	24,000	22,846

5.25%, 05/15/2036	208,000	200,297

6.20%, 05/15/2046	234,000	219,853

4.45%, 08/15/2052	91,000	65,349

5.40%, 08/15/2054	55,000	44,616

5.63%, 11/15/2055	238,000	198,517

6.30%, 05/15/2056	224,000	206,363

4.65%, 08/15/2062	72,000	50,235

5.75%, 05/15/2063	69,000	56,935

5.55%, 08/15/2064	98,000	78,282

5.75%, 11/15/2065	340,000	279,362

6.45%, 05/15/2066	484,000	443,004

		3,473,474

Internet Services & Infrastructure–0.57%
Beignet Investor LLC, 6.58%, 05/30/2049 (b)	957,000	917,358

Cloudflare, Inc., Conv., 0.00%, 08/15/2031 (b)(c)	7,000	6,909

CoreWeave, Inc.,
9.25%, 06/01/2030 (b)	42,000	39,040

9.00%, 02/01/2031 (b)	26,000	23,354

9.75%, 10/01/2031 (b)	43,000	38,483

WhiteFiber, Inc., Conv., 5.00%, 09/01/2032 (b)	4,000	3,943

		1,029,087

Investment Banking & Brokerage–2.95%
Charles Schwab Corp. (The),
4.34%, 11/14/2031 (d)	31,000	30,164

5.49%, 05/21/2037 (d)	169,000	166,669

Series K, 5.00% (d)(g)	12,000	12,020

Series L, 6.10% (d)(g)	192,000	189,491

Goldman Sachs Group, Inc. (The),
4.95% (SOFR + 1.29%), 04/23/2028 (e)	4,000	4,020

4.15%, 01/21/2029 (d)	7,000	6,939

4.59%, 04/20/2030 (d)	31,000	30,670

5.73%, 04/25/2030 (d)	15,000	15,249

5.05%, 07/23/2030 (d)	14,000	13,995

4.69%, 10/23/2030 (d)	16,000	15,813

5.21%, 01/28/2031 (d)	26,000	26,026

5.22%, 04/23/2031 (d)	51,000	51,042

4.37%, 10/21/2031 (d)	128,000	123,785

4.97%, 06/03/2032 (d)	162,000	159,521

5.24%, 07/21/2032 (d)	126,000	125,310

5.09%, 04/20/2034 (d)	83,000	80,993

5.85%, 04/25/2035 (d)	31,000	31,450

5.33%, 07/23/2035 (d)	35,000	34,384

5.54%, 01/28/2036 (d)	7,000	6,930

4.94%, 10/21/2036 (d)	6,000	5,673

5.66%, 07/21/2037 (d)	172,000	170,460

5.39%, 02/02/2041 (d)	388,000	367,941

4.80%, 07/08/2044	7,000	5,984

5.54%, 01/21/2047 (d)	75,000	69,116

5.73%, 01/28/2056 (d)	160,000	148,325

6.22%, 07/21/2057 (d)	166,000	164,337

	Principal
	Amount	Value

Investment Banking & Brokerage–(continued)
Series AA, 6.50% (d)(g)	$173,000	$172,262

Series W, 7.50% (d)(g)	303,000	315,553

Series X, 7.50% (d)(g)	254,000	263,301

Jefferies Financial Group, Inc., 4.15%, 01/23/2030	25,000	24,016

Morgan Stanley,
5.12%, 02/01/2029 (d)	4,000	4,023

4.99%, 04/12/2029 (d)	5,000	5,017

5.16%, 04/20/2029 (d)	17,000	17,113

4.87%, 07/12/2029 (d)	121,000	121,030

5.45%, 07/20/2029 (d)	3,000	3,032

6.41%, 11/01/2029 (d)	8,000	8,244

4.24%, 01/09/2030 (d)	8,000	7,869

5.17%, 01/16/2030 (d)	8,000	8,039

5.04%, 07/19/2030 (d)	11,000	11,017

4.65%, 10/18/2030 (d)	17,000	16,816

5.19%, 04/17/2031 (d)	43,000	43,063

4.49%, 01/16/2032 (d)	174,000	168,684

4.71%, 03/12/2032 (d)	210,000	205,038

4.81%, 04/16/2032 (d)	126,000	123,393

5.17%, 07/14/2032 (d)	125,000	124,095

5.25%, 04/21/2034 (d)	55,000	54,340

5.42%, 07/21/2034 (d)	32,000	31,859

5.47%, 01/18/2035 (d)	28,000	27,863

5.83%, 04/19/2035 (d)	30,000	30,494

5.32%, 07/19/2035 (d)	47,000	46,300

5.59%, 01/18/2036 (d)	4,000	3,994

5.66%, 04/17/2036 (d)	5,000	5,013

5.30%, 04/10/2037 (d)	5,000	4,838

5.61%, 07/17/2037 (d)	168,000	166,398

5.95%, 01/19/2038 (d)	22,000	22,264

5.31%, 01/18/2041 (d)	127,000	120,469

5.90%, 03/13/2047 (d)	325,000	316,639

Series I, 4.51% (SOFR + 0.85%), 07/12/2029 (e)	182,000	182,190

4.36%, 10/22/2031 (d)	133,000	128,689

4.89%, 10/22/2036 (d)	8,000	7,564

Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	244,000	240,975

5.49%, 06/29/2035	200,000	199,235

Raymond James Financial, Inc., 4.90%, 09/11/2035	74,000	70,384

		5,357,420

IT Consulting & Other Services–0.37%
International Business Machines Corp.,
4.80%, 02/10/2030	47,000	46,844

4.95%, 02/03/2036	405,000	383,258

5.70%, 02/10/2055	71,000	63,046

5.80%, 02/03/2056	195,000	175,518

		668,666

Leisure Facilities–0.06%
Gaia Purchaser, Inc., 7.63%, 07/15/2033 (b)	69,000	70,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Bond Fund

	Principal
	Amount	Value

Leisure Facilities–(continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032 (b)	$34,000	$34,484

		104,975

Leisure Products–0.03%
Brunswick Corp., 5.85%, 03/18/2029	8,000	8,137

Hasbro, Inc., 4.65%, 03/12/2031	36,000	35,250

Viking Cruises Ltd., 5.88%, 10/15/2033 (b)	3,000	2,971

		46,358

Life & Health Insurance–3.45%
200 Park Funding Trust, 5.74%, 02/15/2055 (b)	220,000	206,537

American National Global Funding,
5.00%, 06/22/2029 (b)	230,000	228,125

5.55%, 01/28/2030 (b)	9,000	9,040

American National Group, Inc.,
5.00%, 06/15/2027	3,000	3,003

6.00%, 07/15/2035	111,000	107,255

Athene Global Funding, 5.58%, 01/09/2029 (b)	8,000	8,051

Athene Holding Ltd.,
6.15%, 04/03/2030	8,000	8,210

6.15%, 08/15/2036	182,000	180,168

Constellation Global Funding,
4.85%, 10/22/2030 (b)	77,000	74,739

5.70%, 08/05/2031 (b)	265,000	262,603

Corebridge Global Funding,
4.95% (SOFR + 1.30%), 09/25/2026 (b)(e)	11,000	11,007

5.90%, 09/19/2028 (b)	3,000	3,055

5.20%, 01/12/2029 (b)	5,000	5,020

5.20%, 06/24/2029 (b)	11,000	11,063

Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20% (b)(d)(g)	211,000	211,775

GA Global Funding Trust,
5.50%, 01/08/2029 (b)	152,000	152,932

4.50%, 09/18/2030 (b)	410,000	393,143

Grand River Funding Trust I, 6.31%, 02/15/2036 (b)	200,000	197,460

Grand River Funding Trust II, 7.28%, 02/15/2056 (b)	334,000	329,743

High Street Funding Trust III, 5.81%, 02/15/2055 (b)	108,000	100,692

Lincoln Financial Global Funding,
4.63%, 08/18/2030 (b)	16,000	15,653

4.95%, 05/21/2031 (b)	71,000	69,975

5.25%, 08/13/2031 (b)	318,000	315,739

Lincoln National Corp., 6.80%, 07/15/2056 (d)	208,000	206,771

MAG Mutual Holding Co., 4.75%, 04/30/2041 (b)(h)	1,039,000	928,866

MassMutual Global Funding II, 4.55%, 05/07/2030 (b)	30,000	29,528

MetLife, Inc.,
5.00%, 07/15/2052	13,000	11,173

5.25%, 01/15/2054	87,000	77,485

Series G, 6.35%, 03/15/2055 (d)	75,000	76,355

	Principal
	Amount	Value

Life & Health Insurance–(continued)
New York Life Global Funding, 4.55%, 01/28/2033 (b)	$49,000	$47,141

Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054 (b)(d)	281,000	280,837

6.50%, 04/30/2055 (b)(d)	200,000	205,624

Northwestern Mutual Global Funding, 4.74%, 06/30/2031 (b)	99,000	97,595

Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056 (b)	298,000	291,195

Pricoa Global Funding I, 4.65%, 08/27/2031 (b)	150,000	146,905

Principal Financial Group, Inc., 5.30%, 01/15/2037	122,000	118,127

Protective Life Corp.,
4.70%, 01/15/2031 (b)	43,000	41,971

5.35%, 12/15/2035 (b)	96,000	92,264

Protective Life Global Funding, 4.83%, 04/14/2031 (b)	286,000	280,854

Prudential Financial, Inc., 5.20%, 03/14/2035	113,000	110,887

Sammons Financial Group, Inc., 4.75%, 04/08/2032 (b)	6,000	5,650

Wynnton Funding Trust, 5.25%, 08/15/2035 (b)	325,000	313,170

		6,267,386

Life Sciences Tools & Services–0.07%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	11,000	10,685

4.55%, 06/15/2033	47,000	45,336

4.90%, 02/12/2036	74,000	71,255

		127,276

Managed Health Care–0.10%
Centene Corp., 2.50%, 03/01/2031	84,000	73,383

Molina Healthcare, Inc., 6.25%, 01/15/2033 (b)	20,000	19,906

UnitedHealth Group, Inc.,
5.30%, 02/15/2030	9,000	9,120

5.35%, 02/15/2033	66,000	66,577

4.50%, 04/15/2033	9,000	8,641

5.63%, 07/15/2054	12,000	11,147

		188,774

Marine Transportation–0.16%
A.P. Moller-Maersk A/S, 5.88%, 09/14/2033 (b)	18,000	18,455

Carrix, Inc., 6.13%, 08/01/2033 (b)	270,000	270,444

NCL Corp. Ltd.,
5.88%, 01/15/2031 (b)	2,000	1,919

6.75%, 02/01/2032 (b)	3,000	2,920

6.25%, 09/15/2033 (b)	2,000	1,872

		295,610

Metal, Glass & Plastic Containers–0.26%
Ball Corp., 2.88%, 08/15/2030	76,000	69,295

Crown Americas LLC, 5.25%, 04/01/2030	69,000	68,849

OI European Group B.V., 4.75%, 02/15/2030 (b)	38,000	34,451

Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (b)	37,000	34,364

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Bond Fund

	Principal
	Amount	Value

Metal, Glass & Plastic Containers–(continued)
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	$139,000	$139,749

5.44%, 04/03/2034	128,000	127,765

		474,473

Mortgage REITs–0.02%
Rithm Capital Corp., 8.50%, 06/01/2031 (b)	33,000	33,382

Movies & Entertainment–0.09%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	19,000	17,395

5.05%, 03/15/2042	60,000	43,775

5.14%, 03/15/2052	19,000	12,825

Liberty Media Corp.-Liberty Formula One, Conv., 2.38%, 08/15/2032 (b)	8,000	7,964

Netflix, Inc., 5.40%, 08/15/2054	15,000	13,850

Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030 (b)	72,000	69,390

		165,199

Multi-Family Residential REITs–0.09%
ERP Operating L.P.,
4.95%, 06/15/2032	27,000	26,728

5.00%, 02/15/2033	10,000	9,909

5.30%, 12/07/2033	38,000	38,173

Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	34,000	32,241

Mid-America Apartments L.P., 5.30%, 02/15/2032	42,000	42,308

UDR, Inc., 5.13%, 09/01/2034	12,000	11,721

		161,080

Multi-line Insurance–0.17%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/2029 (b)	40,000	36,620

AEGON Funding Co. LLC, 5.63%, 05/07/2036	128,000	124,662

American International Group, Inc., 4.85%, 05/07/2030	6,000	5,982

Guardian Life Global Funding, 4.81%, 06/01/2031 (b)	152,000	150,104

		317,368

Multi-Utilities–0.94%
Ameren Illinois Co., 4.95%, 06/01/2033	12,000	11,814

Black Hills Corp., 6.15%, 05/15/2034	58,000	59,746

CenterPoint Energy, Inc.,
5.95%, 04/01/2056 (d)	15,000	14,796

Series E, 6.40%, 08/15/2058 (d)	296,000	297,399

Dominion Energy, Inc.,
5.38%, 11/15/2032	49,000	49,180

5.35%, 06/15/2036	150,000	145,717

6.00%, 02/15/2056 (d)	69,000	68,485

6.20%, 02/15/2056 (d)	49,000	48,067

DTE Electric Co.,
5.20%, 03/01/2034	15,000	14,980

5.85%, 05/15/2055	14,000	13,555

	Principal
	Amount	Value

Multi-Utilities–(continued)
DTE Energy Co.,
4.95%, 07/01/2027	$3,000	$3,009

5.85%, 06/01/2034	11,000	11,243

Series C, 6.20%, 07/01/2058 (d)	300,000	298,941

ENGIE S.A. (France),
5.63%, 04/10/2034 (b)	200,000	202,595

5.88%, 04/10/2054 (b)	205,000	195,254

NiSource, Inc.,
4.75%, 05/18/2031	28,000	27,619

5.35%, 04/01/2034	28,000	27,881

5.30%, 05/18/2036	56,000	54,562

5.85%, 04/01/2055	26,000	24,457

Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	5,000	5,189

Sempra,
5.25%, 03/15/2036	96,000	92,426

6.88%, 10/01/2054 (d)	23,000	23,397

6.38%, 04/01/2056 (d)	12,000	12,065

WEC Energy Group, Inc., 4.75%, 01/15/2028	7,000	7,014

		1,709,391

Office REITs–0.32%
Boston Properties L.P., Conv., 2.00%, 10/01/2030 (b)	164,000	157,604

Brandywine Operating Partnership L.P., 6.13%, 01/15/2031	72,000	69,962

COPT Defense Properties L.P., 4.50%, 10/15/2030	14,000	13,652

Cousins Properties L.P.,
5.38%, 02/15/2032	12,000	11,992

4.88%, 03/01/2033	102,000	97,606

5.88%, 10/01/2034	24,000	24,203

Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	114,000	118,482

5.63%, 01/15/2033	82,000	80,653

		574,154

Oil & Gas Drilling–0.18%
Seadrill Finance Ltd. (Norway), 6.75%, 07/15/2034 (b)	200,000	196,152

Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (b)	57,000	59,427

Transocean International Ltd., 7.88%, 10/15/2032 (b)	62,000	65,133

		320,712

Oil & Gas Equipment & Services–0.24%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029	8,000	7,866

4.35%, 06/15/2031	128,000	124,096

Bristow Group, Inc., 6.75%, 02/01/2033 (b)	226,000	227,747

Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031 (b)	69,000	68,529

		428,238

Oil & Gas Exploration & Production–0.45%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029 (b)	3,000	3,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)
Caturus Energy LLC,
8.50%, 02/15/2030 (b)	$62,000	$64,734

7.13%, 05/15/2031 (b)	38,000	38,097

Comstock Resources, Inc., 6.75%, 03/01/2029 (b)	57,000	56,559

ConocoPhillips Co., 5.70%, 09/15/2063	12,000	11,175

Diamondback Energy, Inc.,
5.15%, 01/30/2030	6,000	6,047

5.90%, 04/18/2064	16,000	15,180

EOG Resources, Inc.,
4.40%, 07/15/2028	3,000	2,989

5.35%, 01/15/2036	39,000	38,611

5.95%, 07/15/2055	26,000	25,596

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034 (b)	3,000	2,975

7.25%, 02/15/2035 (b)	7,000	7,059

Northern Oil and Gas, Inc.,
7.88%, 10/15/2033 (b)	55,000	56,608

7.50%, 09/01/2034 (b)	12,000	12,100

Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028 (b)	278,000	270,178

Var Energi ASA (Norway), 5.88%, 05/22/2030 (b)	200,000	203,860

Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	11,000	11,202

		826,092

Oil & Gas Refining & Marketing–0.49%
CVR Energy, Inc.,
5.75%, 02/15/2028 (b)	69,000	69,102

7.50%, 02/15/2031 (b)	64,000	65,968

7.88%, 02/15/2034 (b)	69,000	71,635

Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034 (b)	210,000	210,998

PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/01/2034 (b)	69,000	70,983

Sunoco L.P.,
5.63%, 03/15/2031 (b)	143,000	142,095

6.63%, 08/15/2032 (b)	9,000	9,151

6.25%, 07/01/2033 (b)	45,000	45,260

5.88%, 03/15/2034 (b)	50,000	49,300

7.88% (b)(d)(g)	153,000	157,856

		892,348

Oil & Gas Storage & Transportation–2.99%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032 (b)	5,000	5,111

5.75%, 10/15/2033 (b)	7,000	6,915

Cheniere Energy Partners L.P., 5.35%, 11/30/2036 (b)	155,000	150,823

6.05%, 11/30/2056 (b)	88,000	85,097

Cheniere Energy, Inc., 5.20%, 07/30/2036 (b)	54,000	52,083

Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054 (b)	56,000	51,742

Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	12,000	10,959

El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	14,000	15,974

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$30,000	$30,561

5.45%, 03/27/2036	210,000	207,343

7.63%, 01/15/2083 (d)	42,000	45,213

Series NC5, 8.25%, 01/15/2084 (d)	13,000	13,708

Energy Transfer L.P.,
6.40%, 12/01/2030	2,000	2,096

4.55%, 01/15/2031	17,000	16,625

5.55%, 05/15/2034	21,000	21,003

5.35%, 01/15/2036	48,000	46,863

5.00%, 05/15/2050	47,000	38,524

5.95%, 05/15/2054	57,000	52,890

8.00%, 05/15/2054 (d)	148,000	155,191

7.13%, 10/01/2054 (d)	517,000	530,904

6.50%, 02/15/2056 (d)	403,000	404,733

6.75%, 02/15/2056 (d)	292,000	291,639

6.55%, 01/15/2057 (d)	235,000	233,652

6.70%, 01/15/2057 (d)	169,000	167,635

Enterprise Products Operating LLC,
4.60%, 01/15/2031	15,000	14,793

5.35%, 01/31/2033	7,000	7,073

4.20%, 01/31/2050	47,000	36,272

Series D, 6.88%, 03/01/2033	14,000	15,349

6.99% (3 mo. Term SOFR + 3.25%), 08/16/2077 (e)	33,000	33,008

Excelerate Energy L.P., 8.00%, 05/15/2030 (b)	56,000	58,973

Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	46,000	47,769

8.00%, 05/15/2033	10,000	10,495

6.75%, 03/15/2034	46,000	46,328

Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033 (b)	60,000	61,727

GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036 (b)	205,000	205,457

6.13%, 02/23/2038 (b)	200,000	202,184

6.51%, 02/23/2042 (b)	200,000	204,653

Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035 (b)	78,000	77,357

Harvest Midstream I L.P., 6.75%, 05/15/2034 (b)	69,000	70,044

Kinder Morgan, Inc.,
5.15%, 06/01/2030	5,000	5,044

7.80%, 08/01/2031	22,000	24,532

5.20%, 06/01/2033	7,000	6,972

5.85%, 06/01/2035	14,000	14,309

MPLX L.P.,
4.80%, 02/15/2029	1,000	999

4.80%, 02/15/2031	52,000	51,219

5.40%, 09/15/2035	109,000	106,833

4.70%, 04/15/2048	52,000	41,966

5.50%, 02/15/2049	76,000	67,633

4.95%, 03/14/2052	69,000	56,629

5.65%, 03/01/2053	12,000	10,848

NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032 (b)	5,000	5,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)
Northern Natural Gas Co.,
3.40%, 10/16/2051 (b)	$12,000	$7,787

5.63%, 02/01/2054 (b)	14,000	12,950

Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032 (b)	56,000	57,109

ONEOK Partners L.P., 6.85%, 10/15/2037	51,000	54,907

ONEOK, Inc., 6.63%, 09/01/2053	81,000	82,958

Prairie Acquiror L.P., 9.00%, 08/01/2029 (b)	56,000	58,114

South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055 (d)	107,000	111,167

South Bow USA Infrastructure Holdings LLC (Canada),
5.58%, 10/01/2034	14,000	13,724

6.18%, 10/01/2054	41,000	38,066

Southern Co. Gas Capital Corp.,
5.75%, 09/15/2033	11,000	11,237

Series B, 5.10%, 09/15/2035	29,000	28,009

Targa Resources Corp., 5.50%, 02/15/2035	2,000	1,982

TransCanada Pipelines Ltd. (Canada),
6.13%, 10/17/2056 (d)	45,000	45,015

6.38%, 10/17/2056 (d)	26,000	25,953

Venture Global LNG, Inc.,
9.50%, 02/01/2029 (b)	2,000	2,152

7.00%, 01/15/2030 (b)	102,000	105,014

9.88%, 02/01/2032 (b)	35,000	37,325

6.38%, 12/15/2034 (b)	112,000	111,197

6.63%, 06/15/2036 (b)	64,167	64,451

9.00% (b)(d)(g)	102,000	103,444

Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030 (b)	46,000	46,984

7.50%, 05/01/2033 (b)	2,000	2,174

6.50%, 01/15/2034 (b)	6,000	6,207

7.75%, 05/01/2035 (b)	2,000	2,225

6.75%, 01/15/2036 (b)	79,000	83,200

Western Midstream Operating L.P.,
4.80%, 03/01/2031	39,000	38,292

6.15%, 04/01/2033	16,000	16,506

5.45%, 11/15/2034	12,000	11,757

5.50%, 12/15/2035	46,000	44,758

Williams Cos., Inc. (The),
5.30%, 08/15/2028	7,000	7,073

4.80%, 11/15/2029	6,000	5,986

4.65%, 08/15/2032	10,000	9,694

5.65%, 03/15/2033	6,000	6,075

5.80%, 11/15/2054	16,000	14,934

6.00%, 03/15/2055	48,000	46,273

		5,435,693

Other Specialized REITs–0.19%
Iron Mountain, Inc.,
4.88%, 09/15/2027 (b)	200,000	199,539

4.50%, 02/15/2031 (b)	62,000	59,026

6.25%, 01/15/2033 (b)	2,000	2,017

6.25%, 01/15/2035 (b)	88,000	87,134

		347,716

	Principal
	Amount	Value

Other Specialty Retail–0.24%
Bath & Body Works, Inc.,
6.95%, 03/01/2033	$35,000	$35,577

6.88%, 11/01/2035	48,000	49,009

6.75%, 07/01/2036	34,000	33,890

7.60%, 07/15/2037	21,000	20,936

Michaels Cos., Inc. (The), 8.50%, 03/15/2033 (b)	103,000	102,036

Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031 (b)	33,000	33,548

Tractor Supply Co.,
5.20%, 01/30/2032	122,000	121,789

5.25%, 05/15/2033	11,000	10,938

VSP Optical Group, Inc., 5.45%, 12/01/2035 (b)	21,000	20,526

		428,249

Packaged Foods & Meats–1.19%
Campbell’s Co. (The),
5.20%, 03/21/2029	2,000	2,007

3.13%, 04/24/2050	111,000	65,034

5.25%, 10/13/2054	25,000	20,340

Conagra Brands, Inc., 5.40%, 08/01/2031	56,000	55,836

Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (b)	34,000	34,439

General Mills, Inc., 3.00%, 02/01/2051	825,000	509,205

Hormel Foods Corp., 3.05%, 06/03/2051	818,000	510,229

JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
6.25%, 03/01/2056	190,000	178,961

6.38%, 04/15/2066	86,000	80,764

Mars, Inc.,
4.80%, 03/01/2030 (b)	8,000	7,961

5.00%, 03/01/2032 (b)	15,000	14,902

5.20%, 03/01/2035 (b)	93,000	91,685

5.65%, 05/01/2045 (b)	16,000	15,354

5.70%, 05/01/2055 (b)	265,000	250,581

5.80%, 05/01/2065 (b)	52,000	49,282

McCormick & Co., Inc.,
4.15%, 02/15/2029	10,000	9,848

4.70%, 10/15/2034	15,000	14,235

Minerva Luxembourg S.A. (Brazil), 7.50%, 04/22/2036 (b)	270,000	253,317

		2,163,980

Paper & Plastic Packaging Products & Materials–0.04%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (b)	70,000	68,404

Paper Products–0.02%
Magnera Corp., 7.25%, 11/15/2031 (b)	40,000	39,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Bond Fund

	Principal
	Amount	Value

Passenger Airlines–1.01%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	$6,400	$6,087

Series 2021-1, Class A, 2.88%, 07/11/2034	36,919	32,669

Series B, 5.65%, 11/11/2034	29,000	28,435

5.75%, 05/10/2035	113,000	110,988

6.30%, 08/20/2035	253,000	252,862

Series A, 4.90%, 05/11/2038	88,000	83,981

5.25%, 11/10/2038	320,000	312,572

5.70%, 02/20/2039	122,000	122,385

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (b)	248,417	248,380

AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029 (b)	9,000	8,846

5.31%, 10/20/2031 (b)	16,000	15,518

British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035 (b)	15,308	13,819

Delta Air Lines, Inc.,
4.95%, 07/10/2028	22,000	22,038

5.25%, 07/10/2030	14,000	14,031

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028 (b)	22,425	22,383

United Airlines Holdings, Inc.,
4.88%, 03/01/2029	119,000	117,550

5.38%, 03/01/2031	192,000	190,398

United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	3,560	3,593

Series 2018-1, Class AA, 3.50%, 03/01/2030	11,176	10,726

Series 2019-1, Class A, 4.55%, 08/25/2031	51,880	49,839

Series 2019-1, Class AA, 4.15%, 08/25/2031	71,762	69,260

Series 24-A, 5.88%, 02/15/2037	48,440	48,749

Series AA, 5.45%, 02/15/2037	46,613	46,794

		1,831,903

Passenger Ground Transportation–0.01%
Uber Technologies, Inc., 4.80%, 09/15/2035	14,000	13,266

Pharmaceuticals–2.19%
1261229 BC Ltd., 10.00%, 04/15/2032 (b)	65,000	67,707

AstraZeneca Finance LLC (United Kingdom), 4.90%, 02/26/2031	11,000	11,002

Bayer US Finance LLC (Germany),
5.13%, 07/20/2031 (b)	206,000	204,368

5.63%, 07/20/2036 (b)	276,000	270,698

6.25%, 07/20/2046 (b)	210,000	203,460

6.38%, 07/20/2056 (b)	266,000	258,273

Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,000	2,085

	Principal
	Amount	Value

Pharmaceuticals–(continued)
Eli Lilly and Co.,
4.02% (SOFR + 0.35%), 05/20/2028 (e)	$118,000	$118,111

5.00%, 02/09/2054	2,000	1,755

5.55%, 10/15/2055	15,000	14,236

5.10%, 02/09/2064	43,000	37,180

5.20%, 08/14/2064	14,000	12,302

5.65%, 10/15/2065	14,000	13,257

EMD Finance LLC (Germany),
4.13%, 08/15/2028 (b)	1,000	989

4.38%, 10/15/2030 (b)	1,000	975

4.63%, 10/15/2032 (b)	150,000	145,302

Endo Finance Holdings L.P., 8.50%, 04/15/2031 (b)	53,000	55,897

Gainwell Acquisition Corp., 9.00%, 09/01/2031 (b)	14,000	14,592

Merck & Co., Inc.,
4.15%, 03/15/2031	7,000	6,794

4.65%, 05/22/2031	90,000	89,122

4.45%, 12/04/2032	34,000	32,962

4.95%, 05/22/2033	82,000	81,262

5.20%, 05/22/2036	138,000	136,246

5.75%, 05/22/2046	322,000	315,002

5.85%, 05/22/2056	183,000	178,658

5.15%, 05/17/2063	12,000	10,374

5.70%, 12/04/2065	68,000	64,280

Novartis Capital Corp.,
4.40%, 03/18/2031	12,000	11,769

4.60%, 03/18/2033	78,000	76,008

4.20%, 09/18/2034	38,000	35,828

4.90%, 03/18/2036	82,000	79,454

5.60%, 03/18/2046	65,000	63,201

4.70%, 09/18/2054	29,000	24,431

Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	180,000	161,070

Pfizer, Inc.,
4.20%, 11/15/2030	18,000	17,578

4.50%, 11/15/2032	115,000	111,574

5.70%, 11/15/2065	159,000	148,202

Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	411,000	401,412

5.90%, 07/07/2055	226,000	218,985

Teva Pharmaceutical Finance Netherlands III B.V. (Israel),
6.00%, 12/01/2032	214,000	219,132

4.10%, 10/01/2046	88,000	64,911

		3,980,444

Property & Casualty Insurance–0.45%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032 (b)	35,000	34,847

8.38%, 02/01/2034 (b)	176,000	158,962

Chubb INA Holdings LLC, 5.30%, 05/20/2036	78,000	76,859

CNA Financial Corp., 5.20%, 08/15/2035	120,000	115,459

Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	89,000	84,368

Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	24,000	23,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Bond Fund

	Principal
	Amount	Value

Property & Casualty Insurance–(continued)
Hartford Financial Services Group, Inc. (The), 6.13% (3 mo. Term SOFR + 2.39%), 02/12/2047 (b)(e)	$95,000	$95,111

Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037 (b)(d)	200,000	191,028

Travelers Cos., Inc. (The),
5.05%, 07/24/2035	13,000	12,662

5.45%, 05/25/2053	12,000	11,080

5.70%, 07/24/2055	25,000	23,956

		827,793

Rail Transportation–0.17%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	28,000	27,806

Norfolk Southern Corp.,
5.55%, 03/15/2034	3,000	3,074

5.95%, 03/15/2064	3,000	2,936

TTX Co., 5.05%, 11/15/2034 (b)	277,000	272,106

Union Pacific Corp., 5.15%, 01/20/2063	8,000	6,974

		312,896

Real Estate Development–0.16%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031 (b)	65,000	68,133

Essential Properties L.P.,
5.40%, 12/01/2035	14,000	13,556

5.38%, 07/15/2036	88,000	84,733

Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (b)	53,000	55,233

Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031 (b)	14,000	13,506

4.75%, 01/15/2036 (b)	64,000	59,804

		294,965

Real Estate Services–0.04%
Kite Realty Group L.P., Conv., 3.25%, 04/15/2032 (b)	86,000	82,087

Regional Banks–1.01%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	7,000	6,576

5.30%, 01/29/2036 (d)	14,000	13,674

5.64%, 05/21/2037 (d)	41,000	40,454

CoBank ACB, Series N, 6.75% (d)(g)	256,000	256,431

Huntington Bancshares, Inc.,
4.62%, 01/28/2032 (d)	240,000	233,285

5.61%, 01/28/2041 (d)	162,000	155,542

M&T Bank Corp., 5.30%, 04/18/2036 (d)	271,000	265,822

Pinnacle Financial Partners, Inc.,
6.17%, 11/01/2030 (d)	6,000	6,097

5.60%, 05/19/2032 (d)	78,000	77,172

Regions Financial Corp., 5.72%, 06/06/2030 (d)	11,000	11,188

Santander Holdings USA, Inc.,
5.04%, 06/05/2030 (d)	75,000	74,505

5.22%, 06/05/2032 (d)	152,000	149,890

Truist Financial Corp., 4.60%, 01/27/2032 (d)	3,000	2,921

Veritiv Operating Co., 10.50%, 11/30/2030 (b)	34,000	35,552

	Principal
	Amount	Value

Regional Banks–(continued)
Zions Bancorp. N.A.,
5.24%, 10/01/2029 (d)	$250,000	$249,735

6.82%, 11/19/2035 (d)	253,000	260,364

		1,839,208

Reinsurance–0.36%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052 (b)(d)	207,000	207,150

Enstar Group Ltd., 6.69%, 07/15/2037 (b)(d)	158,000	153,794

Fortitude Global Funding, 4.63%, 10/06/2028 (b)	29,000	28,653

Fortitude Group Holdings LLC, 6.25%, 04/01/2030 (b)	10,000	10,096

Global Atlantic (Fin) Co.,
4.40%, 10/15/2029 (b)	31,000	29,864

3.13%, 06/15/2031 (b)	6,000	5,298

Reinsurance Group of America, Inc., 6.38%, 09/15/2056 (d)	39,000	37,995

RGA Global Funding, 5.00%, 08/25/2032 (b)	184,000	179,966

		652,816

Renewable Electricity–0.31%
Idaho Power Co., 5.20%, 08/15/2034	15,000	14,959

Puget Energy, Inc.,
7.00%, 09/15/2056 (d)	257,000	258,081

7.25%, 09/15/2056 (d)	101,000	101,295

Southern Power Co.,
Series A, 4.25%, 10/01/2030	16,000	15,562

4.80%, 06/15/2031	124,000	122,238

Series B, 4.90%, 10/01/2035	51,000	48,287

		560,422

Research & Consulting Services–0.17%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029 (b)	39,000	36,725

Mobility Global, Inc.,
5.05%, 06/15/2029 (b)	25,000	24,863

5.45%, 06/15/2031 (b)	85,000	84,681

6.05%, 06/15/2036 (b)	126,000	123,653

Verisk Analytics, Inc., 4.45%, 03/15/2031	39,000	37,777

		307,699

Restaurants–0.15%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029 (b)	2,000	2,010

McDonald’s Corp.,
4.40%, 02/12/2031	28,000	27,539

4.95%, 03/03/2035	45,000	43,819

5.00%, 02/13/2036	115,000	112,057

New Red Finance, Inc. (Canada), 4.00%, 10/15/2030 (b)	95,000	89,755

		275,180

Retail REITs–0.32%
Agree L.P., 5.63%, 06/15/2034	14,000	14,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Bond Fund

	Principal
	Amount	Value

Retail REITs–(continued)
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	$18,000	$17,430

5.75%, 02/15/2035	13,000	13,137

Federal Realty OP L.P., Conv., 3.50%, 08/15/2031 (b)	6,000	6,027

Kimco Realty OP LLC,
2.25%, 12/01/2031	7,000	6,105

4.85%, 03/01/2035	21,000	20,143

5.30%, 02/01/2036	114,000	112,698

Kite Realty Group L.P.,
4.95%, 12/15/2031	14,000	13,778

5.50%, 03/01/2034	11,000	10,948

Kite Realty Group Trust, 4.75%, 09/15/2030	3,000	2,961

MACERICH PARTNERSHIP L.P. (The), Conv., 2.25%, 08/15/2031 (b)	12,000	11,999

NNN REIT, Inc.,
5.60%, 10/15/2033	15,000	15,148

5.50%, 06/15/2034	14,000	14,002

Realty Income Corp.,
Conv., 3.75%, 08/15/2031 (b)	13,000	13,006

5.63%, 10/13/2032	12,000	12,255

4.50%, 02/01/2033	98,000	93,777

5.13%, 04/15/2035	14,000	13,654

5.38%, 09/01/2054	15,000	13,958

Regency Centers L.P.,
5.00%, 07/15/2032	17,000	16,835

4.50%, 03/15/2033	54,000	51,615

5.25%, 01/15/2034	15,000	14,863

5.10%, 01/15/2035	14,000	13,692

Simon Property Group L.P., 4.75%, 09/26/2034	91,000	86,985

		589,095

Security & Alarm Services–0.17%
Brink’s Co. (The),
4.63%, 10/15/2027 (b)	200,000	198,899

6.50%, 06/15/2029 (b)	53,000	53,875

6.75%, 06/15/2032 (b)	63,000	63,976

		316,750

Self-Storage REITs–0.33%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	29,000	28,842

5.41%, 09/12/2034	14,000	13,400

Extra Space Storage L.P.,
2.55%, 06/01/2031	7,000	6,221

4.95%, 01/15/2033	34,000	33,157

5.40%, 02/01/2034	39,000	38,697

Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034 (b)	12,000	11,577

Prologis L.P.,
4.75%, 01/15/2031	18,000	17,914

4.63%, 01/15/2033	56,000	54,454

4.75%, 06/15/2033	50,000	48,722

5.13%, 01/15/2034	12,000	11,865

5.00%, 03/15/2034	86,000	84,160

5.00%, 01/31/2035	48,000	46,666

5.25%, 05/15/2035	55,000	54,378

5.25%, 03/15/2054	70,000	63,032

	Principal
	Amount	Value

Self-Storage REITs–(continued)
Public Storage Operating Co.,
5.00%, 12/15/2035	$51,000	$49,484

5.35%, 08/01/2053	42,000	38,283

		600,852

Semiconductors–2.59%
Advanced Micro Devices, Inc., 4.60%, 08/17/2029	441,000	438,721

Broadcom, Inc.,
4.30%, 11/15/2032	29,000	27,179

5.20%, 07/15/2035	65,000	61,970

4.80%, 02/15/2036	101,000	92,733

Foundry JV Holdco LLC,
5.90%, 01/25/2030 (b)	205,000	209,562

5.50%, 01/25/2031 (b)	412,000	415,706

6.15%, 01/25/2032 (b)	200,000	206,246

5.90%, 01/25/2033 (b)	213,000	216,559

5.88%, 01/25/2034 (b)	651,000	646,035

6.25%, 01/25/2035 (b)	537,000	553,673

6.20%, 01/25/2037 (b)	401,000	411,299

6.40%, 01/25/2038 (b)	217,000	225,098

6.30%, 01/25/2039 (b)	200,000	205,965

Intel Corp.,
5.30%, 05/15/2036	97,000	93,554

6.13%, 05/15/2056	160,000	151,008

Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030 (b)	419,000	428,564

Micron Technology, Inc., 2.70%, 04/15/2032	6,000	5,292

ON Semiconductor Corp., Conv., 0.00%, 05/01/2031 (b)(c)	52,000	46,306

SK hynix, Inc. (South Korea), 4.38%, 09/11/2030 (b)	152,000	148,114

Skyworks Solutions, Inc.,
5.00%, 08/10/2028	122,000	121,972

3.00%, 06/01/2031	7,000	6,244

		4,711,800

Single-Family Residential REITs–0.03%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	41,000	40,670

Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	7,000	6,628

		47,298

Soft Drinks & Non-alcoholic Beverages–0.01%
Coca-Cola Co. (The), 5.40%, 05/13/2064	10,000	9,187

Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	2,000	1,984

		11,171

Sovereign Debt–1.73%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036 (b)	228,000	252,075

Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033 (b)	207,000	201,203

Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034 (b)	195,000	190,320

6.15%, 05/17/2038 (b)	45,000	43,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Bond Fund

	Principal
	Amount	Value

Sovereign Debt–(continued)
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029 (b)	$200,000	$201,498

Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031 (b)	200,000	203,660

Israel Government International Bond (Israel), 5.00%, 01/13/2036	94,000	90,557

Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029 (b)	315,000	313,220

4.63%, 03/30/2031 (b)	219,000	216,219

Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030 (b)	200,000	193,654

Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	339,000	329,525

5.38%, 03/22/2033	223,000	216,723

6.25%, 08/27/2037	61,000	59,932

Romanian Government International Bond (Romania),
6.63%, 02/17/2028 (b)	190,000	193,674

5.88%, 01/30/2029 (b)	124,000	124,937

7.13%, 01/17/2033 (b)	102,000	106,671

Trinidad & Tobago Government International Bond (Trinidad), 6.20%, 07/16/2038 (b)	204,000	201,756

		3,139,432

Specialized Consumer Services–0.50%
Carriage Services, Inc., 4.25%, 05/15/2029 (b)	73,000	69,986

Rentokil Terminix Funding LLC,
5.00%, 04/28/2030 (b)	457,000	453,909

5.63%, 04/28/2035 (b)	400,000	394,545

		918,440

Specialized Finance–0.24%
HA Sustainable Infrastructure Capital, Inc.,
5.95%, 07/15/2033 (b)	192,000	189,829

8.00%, 06/01/2056 (d)	60,000	63,223

7.13%, 11/15/2056 (d)	39,000	39,335

TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030 (b)	130,000	136,110

		428,497

Specialty Chemicals–0.50%
Celanese US Holdings LLC, 7.70%, 11/15/2033	44,000	47,008

OCP S.A. (Morocco),
6.10%, 04/30/2030 (b)	202,000	205,447

6.70%, 03/01/2036 (b)	202,000	207,909

6.74% (b)(d)(g)	200,000	198,156

Sherwin-Williams Co. (The),
4.30%, 08/15/2028	13,000	12,888

4.50%, 08/15/2030	13,000	12,780

5.15%, 08/15/2035	14,000	13,737

Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC (Jersey), 6.13%, 07/15/2033 (b)	207,000	205,954

		903,879

	Principal
	Amount	Value

Steel–0.58%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	$8,000	$8,165

Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029 (b)	203,000	206,007

7.50%, 09/15/2031 (b)	99,000	101,841

7.63%, 01/15/2034 (b)	7,000	7,147

Nucor Corp., 2.98%, 12/15/2055	857,000	512,511

POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030 (b)	212,000	211,327

		1,046,998

Systems Software–1.20%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	165,000	157,343

Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033 (b)	108,000	112,391

8.75%, 07/01/2034 (b)	99,000	105,133

Oracle Corp.,
4.55%, 02/04/2029	30,000	29,327

4.77% (SOFR + 1.11%), 02/04/2029 (e)	27,000	26,765

4.45%, 09/26/2030	56,000	53,027

4.95%, 02/04/2031	138,000	132,288

6.25%, 11/09/2032	90,000	89,697

4.90%, 02/06/2033	39,000	35,934

5.35%, 05/04/2033	136,000	128,218

4.70%, 09/27/2034	69,000	60,901

5.20%, 09/26/2035	44,000	39,491

5.70%, 02/04/2036	146,000	135,067

5.88%, 09/26/2045	98,000	80,861

6.55%, 02/04/2046	249,000	222,612

6.90%, 11/09/2052	72,000	65,045

5.38%, 09/27/2054	113,000	82,745

6.00%, 08/03/2055	58,000	46,755

5.95%, 09/26/2055	64,000	50,877

6.70%, 02/04/2056	144,000	126,919

5.50%, 09/27/2064	83,000	59,799

6.13%, 08/03/2065	101,000	79,896

6.85%, 02/04/2066	63,000	55,353

ServiceNow, Inc.,
5.05%, 05/15/2033	99,000	97,333

5.40%, 05/15/2036	111,000	108,890

		2,182,667

Technology Hardware, Storage & Peripherals–0.10%
Apple, Inc., 4.10%, 08/08/2062	66,000	47,940

Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	48,000	46,053

5.60%, 10/15/2054	107,000	94,423

		188,416

Telecom Tower REITs–0.09%
SBA Communications Corp., 3.88%, 02/15/2027	165,000	164,502

Tires & Rubber–0.04%
Goodyear Tire & Rubber Co. (The),
5.25%, 07/15/2031	79,000	70,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Bond Fund

	Principal Amount	Value

Tobacco–0.22%
B.A.T. Capital Corp. (United Kingdom),
4.63%, 03/22/2033	$46,000	$44,081

7.08%, 08/02/2043	12,000	12,939

Philip Morris International, Inc.,
4.88%, 02/13/2029	3,000	3,010

4.63%, 11/01/2029	2,000	1,991

4.38%, 04/30/2030	7,000	6,865

4.00%, 10/29/2030	9,000	8,682

5.13%, 02/13/2031	5,000	5,021

4.75%, 11/01/2031	10,000	9,877

5.75%, 11/17/2032	15,000	15,451

5.63%, 09/07/2033	10,000	10,214

4.90%, 11/01/2034	48,000	46,703

4.88%, 04/30/2035	38,000	36,578

4.63%, 10/29/2035	40,000	37,600

4.88%, 04/29/2036	178,000	170,213

		409,225

Trading Companies & Distributors–0.48%
Ferguson Enterprises, Inc.,
4.80%, 08/14/2029	268,000	267,220

4.35%, 03/15/2031	25,000	24,323

5.00%, 10/03/2034	19,000	18,411

5.60%, 08/14/2036	139,000	138,647

FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (b)	70,000	69,048

GATX Corp.,
5.50%, 06/15/2035	3,000	2,968

3.10%, 06/01/2051	111,000	67,932

6.05%, 06/05/2054	5,000	4,865

Mitsubishi Corp. (Japan), 5.13%, 07/17/2034 (b)	252,000	248,820

Sumisho Air Lease Corp.,
4.40%, 03/24/2028 (b)	30,000	29,828

4.50%, 03/24/2029 (b)	6,000	5,926

Series B, 8.26% (d)(g)	2,000	2,013

		880,001

Transaction & Payment Processing Services–0.04%
Fiserv, Inc.,
5.38%, 08/21/2028	3,000	3,025

4.55%, 02/15/2031	2,000	1,933

5.63%, 08/21/2033	7,000	6,935

5.45%, 03/15/2034	8,000	7,786

Mastercard, Inc., 4.85%, 03/09/2033	59,000	58,476

		78,155

Water Utilities–0.04%
American Water Capital Corp., 5.70%, 09/01/2055	41,000	38,604

S&S Holdings LLC, 8.38%, 10/01/2031 (b)	36,000	34,352

		72,956

Wireless Telecommunication Services–0.90%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031 (b)	94,000	90,621

Beacon Point DC LLC, 6.13%, 11/30/2042 (b)	244,000	231,698

ELK Grove Village Property LLC, 7.50%, 06/15/2031 (b)	18,000	17,345

	Principal Amount	Value

Wireless Telecommunication Services–(continued)
Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (b)	$356,000	$338,678

PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (b)	357,000	331,145

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (b)	104,300	104,347

T-Mobile USA, Inc.,
4.95%, 11/15/2035	83,000	78,979

4.50%, 04/15/2050	42,000	32,077

5.65%, 01/15/2053	61,000	54,501

6.00%, 06/15/2054	4,000	3,730

5.88%, 11/15/2055	57,000	52,249

5.70%, 01/15/2056	128,000	114,731

Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	22,000	19,651

4.13%, 06/04/2081 (d)	124,000	114,026

Zenith Arc LLC, 8.88%, 08/31/2031 (b)	50,000	48,286

		1,632,064

Total U.S. Dollar Denominated Bonds & Notes (Cost $160,944,535)		157,756,502

Asset-Backed Securities–3.87%
Arby’s Funding LLC, Series 2026-1A, Class A2, 6.37%, 10/30/2056 (b)	140,000	140,263

Carlyle US CLO Ltd., Series 2022-1A, Class A1R, 4.73% (3 mo. Term SOFR + 0.98%), 04/15/2035 (b)(e)	273,150	273,655

Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055 (b)	270,000	257,088

CIFC Funding Ltd., Series 2022-3A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 04/21/2035 (b)(e)	322,000	322,150

CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050 (b)	100,617	100,570

DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055 (b)	204,455	201,192

Series 2025-1A, Class A2II,
5.17%, 08/20/2055 (b)	99,250	96,756

Series 2026-1A, Class A2I, 5.20%, 05/20/2056 (b)	100,000	98,982

Series 2026-1A, Class A2II, 5.43%, 05/20/2056 (b)	270,000	267,777

Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055 (b)	290,000	286,048

Series 2025-1A, Class A2II, 5.22%, 07/25/2055 (b)	240,000	235,472

Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042 (b)	59,072	58,825

Jersey Mike’s Funding, Series 2025- 1A, Class A2, 5.61%, 08/16/2055 (b)	198,000	197,218

Jimmy John’s Funding LLC, Series 2026-1A, Class A2, 5.69%, 04/30/2056 (b)	625,000	620,273

Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/2055 (b)	99,750	98,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Bond Fund

	Principal Amount	Value

PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060 (b)(j)	$99,169	$99,101

Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056 (b)	400,000	399,425

Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051 (b)	199,675	186,657

Series 2021-1A, Class A2II, 2.64%, 08/20/2051 (b)	199,675	170,808

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054 (b)	228,923	226,605

Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (b)	251,520	252,376

Series 2024-1A, Class A2I, 6.27%, 07/30/2054 (b)	364,507	364,959

Series 2024-3A, Class A23, 5.91%, 07/30/2054 (b)	245,625	234,984

Series 2024-3A, Class A2I, 5.25%, 07/30/2054 (b)	230,887	226,054

Series 2024-3A, Class A2I, 5.57%, 07/30/2054 (b)	235,800	228,962

Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055 (b)	180,000	176,027

Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (b)	110,000	106,941

Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	95,000	96,725

Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (b)	612,825	598,230

Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054 (b)	147,000	148,877

Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055 (b)	258,000	259,927

Total Asset-Backed Securities (Cost $7,142,714)		7,031,268

	Shares

Preferred Stocks–3.48%
Aerospace & Defense–0.07%

Boeing Co. (The), 6.00%, Conv. Pfd.	2,000	129,680

Diversified Banks–1.25%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,278,888

Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd. (d)	17,750	455,288

Electric Utilities–0.03%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.	1,000	47,850

Interactive Media & Services–0.15%
Alphabet, Inc., 6.25%, Series A, Conv. Pfd.	3,545	171,791

Alphabet, Inc., 6.25%, Series B, Conv. Pfd.	2,275	109,200

		280,991

Investment Banking & Brokerage–1.44%
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,596,978

Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,011,600

		2,608,578

	Shares	Value

Regional Banks–0.19%
M&T Bank Corp., 7.50%, Series J, Pfd.	12,854	$344,487

Systems Software–0.10%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	3,865	180,418

Total Preferred Stocks (Cost $6,525,500)		6,326,180

	Principal Amount

Variable Rate Senior Loan Interests–3.24% (k)(l)

Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.19% (1 mo. Term SOFR + 2.50%), 08/19/2032	$88,002	88,387

Automotive Retail–0.02%
Carvana Co., Term Loan, 5.94% (1 mo. Term SOFR + 2.25%), 08/12/2033	42,857	42,714

Broadcasting–0.11%
Clarios Global L.P./Clarios US Finance Co., Term Loan, 6.19% (1 mo. Term SOFR + 2.50%), 01/28/2032	24,875	24,987

Nexstar Broadcasting, Inc., Term Loan B, 6.44% (1 mo. Term SOFR + 2.75%), 03/18/2033	169,714	170,480

		195,467

Health Care Equipment–0.21%
Olympus Holdings, Term Loan,
5.97%, 06/01/2051 (h)	49,080	49,080

5.77%, 07/16/2051 (h)	339,560	339,560

		388,640

Health Care Facilities–0.03%
Select Medical Corp., Term Loan B, 6.41% (1 mo. Term SOFR + 0.20%), 11/30/2031	52,126	52,430

Interactive Home Entertainment–0.21%
Oak-Eagle AcquireCo, Inc. (Electronic Arts Inc; EA), Term Loan B, 7.25% (3 mo. Term SOFR + 3.50%), 08/04/2033	375,000	379,219

Marine Transportation–0.09%
Carrix Holdings LLC, Delayed Draw Term Loan, 0.00%, 07/27/2033 (m)	28,000	28,018

Carrix, Inc., Term Loan B, 5.81% (3 mo. Term SOFR + 2.00%), 07/15/2033	138,000	138,087

		166,105

Real Estate Development–0.19%
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031 (h)	340,638	350,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Bond Fund

	Principal Amount	Value

Restaurants–0.90%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.69% (1 mo. Term SOFR + 2.00%), 09/10/2031	$347,805	$345,849

5.65% (1 mo. Term SOFR + 2.00%), 05/30/2033	357,000	355,215

Term Loan, 5.69% (1 mo. Term SOFR + 2.00%), 11/03/2032	935,300	929,309

		1,630,373

Specialty Chemicals–0.04%
Castrol (SP Motion Holdco EUR/Stonepeak Motion Finco LLC USD) (United Kingdom), Term Loan B, - %, 06/24/2033 (n)	74,500	74,879

Systems Software–1.39%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11% (1 mo. Term SOFR + 2.25%), 03/31/2032	1,218,735	1,215,688

0.00%, 03/31/2032 (m)	1,305,146	1,301,883

		2,517,571

Total Variable Rate Senior Loan Interests (Cost $5,871,364)		5,886,643

U.S. Treasury Securities–1.57%
U.S. Treasury Bills–0.60%
3.63% - 3.68%, 09/17/2026 (o)(p)	831,000	829,658

3.78% - 3.97%, 01/14/2027 (o)(p)	273,000	269,108

		1,098,766

U.S. Treasury Bonds–0.55%
5.00%, 05/15/2046	169,000	164,049

5.13%, 08/15/2046	192,500	189,883

5.00%, 05/15/2056	661,600	637,772

		991,704

U.S. Treasury Notes–0.42%
4.13%, 08/31/2028	10,000	9,961

4.25%, 08/15/2029	52,100	51,882

4.38%, 08/31/2031	288,800	287,254

4.50%, 08/31/2033	8,000	7,948

4.63%, 08/15/2036	408,400	404,476

		761,521

Total U.S. Treasury Securities (Cost $2,851,650)		2,851,991

Investment Abbreviations:

Conv.	– Convertible
ETF	– Exchange-Traded Fund
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar

	Shares		Value

Exchange-Traded Funds–0.14%
Invesco Short Duration High Yield ETF (Cost $267,143) (q)		10,500	$266,017

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.06% (r)
Wireless Telecommunication Services–0.06%
VMED O2 UK Financing I PLC (United Kingdom), 4.50%, 07/15/2031 (b) (Cost $113,418)	GBP	100,000	111,358

		Shares

Common Stocks & Other Equity Interests–0.02%
Internet Services & Infrastructure–0.02%
VCI Compute II LLC (Cost $38,675) (h)		38,675	38,675

Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 3.68% (q)(s)		462,463	462,463

Invesco Treasury Portfolio, Institutional Class, 3.66% (q)(s)		858,860	858,860

Total Money Market Funds (Cost $1,321,323)			1,321,323

Options Purchased–0.05% (Cost $141,021) (t)			93,195

TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $185,217,343)			181,683,152

OTHER ASSETS LESS LIABILITIES–0.07%			130,523

NET ASSETS–100.00%			$181,813,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Bond Fund

Notes to Schedule of Investments:

(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $75,024,075, which represented 41.26% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Perpetual bond with no specified maturity date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $146,931, which represented less than 1% of the Fund’s Net Assets.

(j)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2026.

(k)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(l)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(n)	This variable rate interest will settle after August 31, 2026, at which time the interest rate will be determined.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income

Invesco Short Duration High Yield ETF	$-	$267,143	$-	$(1,126)	$-	$266,017	$4,966

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	399,483	10,987,378	(10,924,398)	-	-	462,463	9,823

Invesco Treasury Portfolio, Institutional Class	741,897	20,405,131	(20,288,168)	-	-	858,860	18,167

Total	$1,141,380	$31,659,652	$(31,212,566)	$(1,126)	$-	$1,587,340	$32,956

(r)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(s)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(t)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value (a)	Value

Equity Risk

S&P 500 ® Mini Index	Call	01/15/2027	45	USD 790.00	USD 3,555,000	$93,195

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	75	December-2026	$15,392,578	$(32,876)	$(32,876)

U.S. Treasury 10 Year Notes	10	December-2026	1,076,562	(2,413)	(2,413)

U.S. Treasury Long Bonds	51	December-2026	5,539,875	(18,770)	(18,770)

U.S. Treasury Ultra Bonds	35	December-2026	3,851,094	(19,808)	(19,808)

Subtotal–Long Futures Contracts				(73,867)	(73,867)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Bond Fund

Open Futures Contracts–(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 5 Year Notes	17	December-2026	$(1,796,953)	$7,595	$7,595

Total Futures Contracts				$(66,272)	$(66,272)

Open Forward Foreign Currency Contracts

Settlement Date		Contract to		Unrealized Appreciation (Depreciation)
	Counterparty	Deliver	Receive

Currency Risk

10/28/2026	Bank of New York Mellon (The)	GBP 99,388	USD 133,638	$(1,045)

10/28/2026	Goldman Sachs International	GBP 72,000	USD 96,288	(1,281)

10/28/2026	State Street Bank & Trust Co.	EUR 126,000	USD 144,338	(2,336)

Total Forward Foreign Currency Contracts				$(4,662)

Abbreviations:
EUR – Euro
GBP – British Pound Sterling
USD – U.S. Dollar
Portfolio Composition
By security type, based on Net Assets
as of August 31, 2026

U.S. Dollar Denominated Bonds & Notes	86.77%

Asset-Backed Securities	3.87

Preferred Stocks	3.48

Variable Rate Senior Loan Interests	3.24

U.S. Treasury Securities	1.57

Security Types Each Less Than 1% of Portfolio	0.27

Money Market Funds Plus Other Assets Less Liabilities	0.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Bond Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $183,628,877)	$180,095,812

Investments in affiliates, at value (Cost $1,588,466)	1,587,340

Cash	66,569

Foreign currencies, at value (Cost $302,307)	303,266

Receivable for:
Investments sold	814,507

Dividends	45,194

Interest	2,184,700

Investment for trustee deferred compensation and retirement plans	39,863

Total assets	185,137,251

Liabilities:
Other investments:
Variation margin payable – futures contracts	55,164

Unrealized depreciation on forward foreign currency contracts outstanding	4,662

Payable for:
Investments purchased	1,734,899

Dividends	55,278

Accrued fees to affiliates	26,483

Accrued trustees’ and officers’ fees and benefits	3,534

Accrued other operating expenses	70,547

Trustee deferred compensation and retirement plans	39,863

Unfunded loan commitments	1,333,146

Total liabilities	3,323,576

Net assets applicable to common shares	$181,813,675

Net assets applicable to common shares consist of:
Shares of beneficial interest	$219,692,244

Distributable earnings (loss)	(37,878,569)

$181,813,675

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	11,425,089

Net asset value per common share	$15.91

Market value per common share	$14.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Bond Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $1,680)	$5,006,796

Dividends	202,442

Dividends from affiliates	32,956

Total investment income	5,242,194

Expenses:
Advisory fees	391,499

Administrative services fees	13,190

Custodian fees	24,874

Transfer agent fees	23,903

Trustees’ and officers’ fees and benefits	11,984

Registration and filing fees	11,975

Reports to shareholders	15,471

Professional services fees	29,031

Other	3,004

Total expenses	524,931

Less: Fees waived and/or expenses reimbursed	(1,268)

Net expenses	523,663

Net investment income	4,718,531

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(845,093)

Foreign currencies	(2,502)

Forward foreign currency contracts	13,687

Futures contracts	(925,710)

(1,759,618)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(6,323,447)

Affiliated investment securities	(1,126)

Foreign currencies	821

Forward foreign currency contracts	(2,191)

Futures contracts	(232,027)

(6,557,970)

Net realized and unrealized gain (loss)	(8,317,588)

Net increase (decrease) in net assets resulting from operations	$(3,599,057)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31,	February 28,
	2026	2026

Operations:
Net investment income	$4,718,531	$9,441,341

Net realized gain (loss)	(1,759,618)	790,117

Change in net unrealized appreciation (depreciation)	(6,557,970)	1,374,086

Net increase (decrease) in net assets resulting from operations	(3,599,057)	11,605,544

Distributions to common shareholders from distributable earnings	(4,558,611)	(9,574,225)

Net increase (decrease) in net assets	(8,157,668)	2,031,319

Net assets:
Beginning of period	189,971,343	187,940,024

End of period	$181,813,675	$189,971,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended August 31, 2026		Years Ended February 28,		Year Ended February 29, 2024	Years Ended February 28,
			2026	2025		2023	2022

Net asset value, beginning of period	$16.63		$16.45	$16.15	$16.23	$18.91	$20.81

Net investment income (a)	0.41		0.83	0.85	0.81	0.71	0.65

Net gains (losses) on securities (both realized and unrealized)	(0.73)		0.19	0.31	(0.08)	(2.64)	(1.35)

Total from investment operations	(0.32)		1.02	1.16	0.73	(1.93)	(0.70)

Less:
Dividends from net investment income	(0.40)		(0.84)	(0.86)	(0.81)	(0.75)	(0.66)

Distributions from net realized gains	–		–	–	–	(0.00)	(0.54)

Total distributions	(0.40)		(0.84)	(0.86)	(0.81)	(0.75)	(1.20)

Net asset value, end of period	$15.91		$16.63	$16.45	$16.15	$16.23	$18.91

Market value, end of period	$14.66		$15.43	$15.59	$15.76	$16.23	$17.70

Total return at net asset value (b)	(1.74)%		6.70%	7.47%	4.98%	(10.07)%	(3.46)%

Total return at market value (c)	(2.42)%		4.45%	4.38%	2.44%	(3.92)%	(4.94)%

Net assets, end of period (000’s omitted)	$181,814		$189,971	$187,940	$184,402	$185,220	$215,871

Portfolio turnover rate (d)	125%		201%	145%	175%	134%	137%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	0.56	% (e)	0.57%	0.62%	0.57%	0.63%	0.52%

Without fee waivers and/or expense reimbursements	0.56	% (e)	0.57%	0.62%	0.57%	0.63%	0.52%

Ratio of net investment income to average net assets	5.06	% (e)	5.04%	5.19%	5.08%	4.25%	3.17%

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Invesco Bond Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Fund’s investment objective is to seek interest income while conserving capital.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s most recently reported net asset value per share.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standard
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

36	Invesco Bond Fund

B.
Securities Transactions and Investment Income –
Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination –
For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions –
The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

E.
Federal Income Taxes –
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates –
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

G.
Indemnifications –
Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.
Segment Reporting –
The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

I.
Foreign Currency Translations –
Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37	Invesco Bond Fund

J.
Forward Foreign Currency Contracts –
The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.
Futures Contracts –
The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.
Call Options Purchased and Written –
The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.
Collateral –
To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.
Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.

38	Invesco Bond Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.420%

Over $500 million	0.350%

For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $1,268.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
Certain officers and trustees of the Fund are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$156,680,705	$1,075,797	$157,756,502

Asset-Backed Securities	–	7,031,268	–	7,031,268

Preferred Stocks	6,326,180	–	–	6,326,180

Variable Rate Senior Loan Interests	–	5,147,145	739,498	5,886,643

U.S. Treasury Securities	–	2,851,991	–	2,851,991

Exchange-Traded Funds	266,017	–	–	266,017

Non-U.S. Dollar Denominated Bonds & Notes	–	111,358	–	111,358

Common Stocks & Other Equity Interests	–	–	38,675	38,675

Money Market Funds	1,321,323	–	–	1,321,323

Options Purchased	93,195	–	–	93,195

Total Investments in Securities	8,006,715	171,822,467	1,853,970	181,683,152

Other Investments - Assets*

Futures Contracts	7,595	–	–	7,595

Other Investments - Liabilities*

Futures Contracts	(73,867)	–	–	(73,867)

Forward Foreign Currency Contracts	–	(4,662)	–	(4,662)

	(73,867)	(4,662)	–	(78,529)

Total Other Investments	(66,272)	(4,662)	–	(70,934)

Total Investments	$7,940,443	$171,817,805	$1,853,970	$181,612,218

*	Unrealized appreciation (depreciation).

39	Invesco Bond Fund

	Value 02/28/26	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/26

U.S. Dollar Denominated Bonds & Notes	$1,102,811	$22,405	$–	$748	$–	$(50,167)	$–	$–	$1,075,797

Variable Rate Senior Loan Interests	367,555	388,640	(30,629)	–	306	13,626	–	–	739,498

Common Stocks & Other Equity Interests	–	–	–	–	–	–	38,675	–	38,675

Total	$1,470,366	$411,045	$(30,629)	$748	$306	$(36,541)	$38,675	$–	$1,853,970

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value at 08/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value

U.S. Dollar Denominated Bonds & Notes	$1,075,797	Discounted Cash Flow Model	Discount Rate	5.95%	-

Variable Rate Senior Loan Interests	739,498	Third-Party Pricing	Broker Quote	103.00% of Par	-

Common Stocks & Other Equity Interests	38,675	Third-Party Pricing	Broker Quote	1.00% of Par	-

Total	$1,853,970

NOTE 4–Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:

	Value

Derivative Assets	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded (a)	$–	$7,595	$7,595

Options purchased, at value – Exchange-Traded (b)	93,195	–	93,195

Total Derivative Assets	93,195	7,595	100,790

Derivatives not subject to master netting agreements	(93,195)	(7,595)	(100,790)

Total Derivative Assets subject to master netting agreements	$–	$–	$–

		Value

Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded (a)	$–	$(73,867)	$(73,867)

Unrealized depreciation on forward foreign currency contracts outstanding	(4,662)	–	(4,662)

Total Derivative Liabilities	(4,662)	(73,867)	(78,529)

Derivatives not subject to master netting agreements	–	73,867	73,867

Total Derivative Liabilities subject to master netting agreements	$(4,662)	$–	$(4,662)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2026.

	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$(1,045)	$(1,045)	$–	$–	$(1,045)

Goldman Sachs International	(1,281)	(1,281)	–	–	(1,281)

State Street Bank & Trust Co.	(2,336)	(2,336)	–	–	(2,336)

Total	$(4,662)	$(4,662)	$–	$–	$(4,662)

40	Invesco Bond Fund

Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$13,687	$-	$-	$13,687

Futures contracts	-	-	(925,710)	(925,710)

Options purchased (a)	-	81,060	-	81,060

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,191)	-	-	(2,191)

Futures contracts	-	-	(232,027)	(232,027)

Options purchased (a)	-	9,731	-	9,731

Total	$11,496	$90,791	$(1,157,737)	$(1,055,450)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation) on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased

Average notional value	$386,269	$38,425,223	$3,499,833

Average contracts	–	–	47

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and
Trustees’ and Officers’ Fees and Benefits
also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6–Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

Carrix Holdings LLC	Delayed Draw Term Loan	$28,000	$18

CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	1,305,146	(3,263)

		$1,333,146	$(3,245)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,216,646	$26,176,803	$32,393,449

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

41	Invesco Bond Fund

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $123,738,248 and $117,032,735, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,152,823

Aggregate unrealized (depreciation) of investments	(5,017,612)

Net unrealized appreciation (depreciation) of investments	$(3,864,789)

Cost of investments for tax purposes is $185,477,007.
NOTE 10–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2026	2026

Beginning shares	11,425,089	11,425,089

Shares issued through dividend reinvestment	–	–

Ending shares	11,425,089	11,425,089

In September 2026, the Board of Trustees of the Fund approved the renewal of the Fund’s share repurchase program that allows the Fund to repurchase up to 25% of the
20-day
average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value. Shares repurchased by the Fund under this program, if any, are shown in the table above under the caption
Shares redeemed
.
NOTE 11–Dividends
The Fund declared the following dividends from net investment income subsequent to August 31, 2026:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2026	$0.0665	September 14, 2026	September 30, 2026

October 1, 2026	$0.0695	October 14, 2026	October 30, 2026

42	Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco Bond Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April
28-29,
2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg Baa U.S. Corporate Bond Index (Index). The Board noted that there were only four funds (including the Fund) in the performance universe, therefore, Broadridge did not provide quintile rankings. The Board noted that the Fund’s performance was reasonably comparable to the

43	Invesco Bond Fund

performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were the same as and below, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only three funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The independent Trustees reviewed and considered information regarding the Fund’s limited peer group.
 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring the economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that
Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

44	Invesco Bond Fund

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 4, 2026. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders.
The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld
(1).	Beth Ann Brown	9,215,253.02	228,669.42
	Jeffrey H. Kupor	9,180,462.35	263,460.09
	Anthony J. LaCava, Jr.	9,178,885.35	265,037.09

45	Invesco Bond Fund

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at
invesco.com/corporate/about-us/esg.
The information is also available on the SEC website,sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-02090	VK-CE-BOND-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Bond Fund

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026